united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Small-Cap Insider Buying Fund
Catalyst Insider Buying Fund
Catalyst IPOx Allocation Fund
Catalyst Dynamic Alpha Fund
Catalyst/EquityCompass Buyback Strategy Fund
Catalyst/Groesbeck Growth of Income Fund
Catalyst/Lyons Tactical Allocation Fund
Catalyst/MAP Global Equity Fund
Catalyst MLP & Infrastructure Fund

December 31, 2016

Mutual Fund Series Trust

Catalyst Small-Cap Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception
Class A	13.86%	15.73%	-5.41%	6.84%	4.85% **
Class A with load	7.28%	9.11%	-7.25%	5.59%	4.26% **
Class C	13.37%	14.82%	-6.14%	6.02%	4.11% **
Class I	13.98%	16.02%	-5.17%	7.10%	10.41% ***
Russell 2000 Value Total Return Index(a)	18.68%	21.31%	6.74%	14.46%	8.04% **

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.96% for Class A, 2.71% for Class C and 1.71% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(b)	The Russell 2000 Value Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Investors cannot invest directly in an Index.

**	Inception date is July 31, 2006 for Class A, Class C and the Benchmarks.

***	Inception date is March 27, 2009 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Real Estate Investment Trusts	18.7%
Retail	9.9%
Banks	9.8%
Pipelines	8.5%
Telecommunications	6.3%
Distribution/Wholesale	4.7%
Miscellaneous Manufacturers	4.4%
Insurance	4.3%
Entertainment	4.3%
Commerical Services	4.3%
Other/Cash & Equivalents	24.8%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	3 Year Return	Since Inception**
Class A	8.36%	3.90%	1.32%	10.95%	9.92%
Class A with load	2.13%	-2.04%	-0.67%	9.64%	8.73%
Class C	7.89%	3.09%	0.57%	10.64%	9.57%
Class I	8.47%	4.18%	N/A	N/A	-1.77%
S&P 500 Total Return Index(a)	7.82%	11.96%	8.87%	14.66%	13.08%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.49% for Class A, 2.24% for Class C and 1.24% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is July 29, 2011 for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail	16.2%
REITS	14.5%
Banks	14.1%
Insurance	6.1%
Pipelines	5.9%
Diversified Financial Services	4.1%
Media	4.1%
Miscellaneous Manufacturing	4.1%
Food	4.0%
Electric	2.1%
Other/Cash & Equivalents	24.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst IPOx Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	14.33%	15.69%	13.51%
Class A with load	7.71%	9.01%	8.26%
Class C	13.83%	14.73%	12.58%
Class I	14.51%	15.87%	13.74%
S&P 500 Total Return Index(a)	7.82%	11.96%	15.56%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 32.15% for Class A, 32.90% for Class C and 31.90% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is September 30, 2015.

Top 10 Holdings by Industry	% of Net Assets
Software	10.6%
Equity Fund	10.0%
Pharmaceuticals	7.5%
Internet	5.7%
Banks	5.6%
Chemicals	4.3%
Food	3.6%
Commercial Services	3.0%
Insurance	2.9%
Retail	2.8%
Other/Cash & Equivalents	44.0%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Dynamic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	7.13%	7.85%	11.95%	16.69%	16.55%
Class A with load	0.97%	1.66%	9.77%	15.31%	15.18%
Class C	6.78%	7.11%	11.11%	15.82%	15.68%
Class I	7.28%	8.13%	N/A	N/A	10.76%
S&P 500 Total Return Index(a)	7.82%	11.96%	8.87%	14.66%	7.78%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.51% for Class A, 2.26% for Class C and 1.26% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 22, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Semiconductors	13.4%
Banks	11.5%
Internet	9.0%
Software	8.6%
Building Materials	6.2%
Machinery-Diversified	5.9%
Commercial Services	5.6%
Environmental Control	4.8%
Insurance	4.6%
Lodging	4.6%
Other/Cash & Equivalents	25.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/EquityCompass Buyback Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	13.97%	14.82%	4.26%	4.26%
Class A with load	7.40%	8.26%	2.22%	2.22%
Class C	13.43%	13.92%	3.48%	3.48%
Class I	14.11%	15.08%	4.55%	4.55%
Russell 3000 Total Return(a)	8.79%	12.74%	8.43%	8.43%
S&P 500 Total Return Index(b)	7.82%	11.96%	8.87%	8.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 years are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.10% for Class A, 2.85% for Class C and 1.85% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “Russell 3000 Total Return Index”, is a market capitalization-weighted index of the 3,000 largest U.S. traded stocks. Investors cannot invest directly in an Index.

(b)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 31, 2013.

Top 10 Holdings by Industry	% of Net Assets
Retail	10.3%
Pharmaceuticals	9.8%
Commercial Services	9.6%
Electronics	6.7%
Insurance	6.7%
Lodging	6.6%
Healthcare-Products	6.3%
Semiconductors	6.3%
Chemicals	3.7%
Auto Parts & Equipment	3.5%
Other/Cash & Equivalents	30.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Groesbeck Growth of Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception
Class A	6.12%	9.26%	3.16%	8.58%	8.45% **
Class A with load	0.03%	3.01%	1.14%	7.30%	7.54% **
Class C	5.73%	8.44%	2.39%	7.76%	7.59% **
Class I	6.37%	9.75%	3.46%	8.88%	9.42% ***
S&P 500 Total Return Index(a)	7.82%	11.96%	8.87%	14.66%	12.67% **

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.74% for Class A, 2.46% for Class C and 1.46% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 30, 2009 for Class A, Class C and Benchmark.

***	Inception date is November 24, 2010 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Pharmaceuticals	11.3%
Diversified Financial Services	11.2%
Real Estate Interest Trusts	10.2%
Transportation	8.2%
Biotechnology	5.0%
Insurance	4.8%
Retail	4.7%
Healthcare-Products	4.6%
Telecommunications	4.4%
Electronics	4.2%
Other/Cash & Equivalents	31.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Lyons Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	11.39%	11.39%	6.29%	13.47%
Class A with load	5.01%	5.01%	4.22%	11.98%
Class C	10.98%	10.55%	5.50%	12.64%
Class I	11.53%	11.61%	N/A	5.84%
S&P 500 Total Return Index(a)	7.82%	11.96%	8.87%	14.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.74% for Class A, 2.49% for Class C, and 1.49% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 2, 2012, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail	14.8%
Transportation	11.5%
Oil & Gas	8.9%
Aerospace/Defense	8.2%
Machinery-Diversified	8.0%
Airlines	5.0%
Lodging	4.5%
Media	4.1%
Computers	3.9%
Commercial Services	3.9%
Other/Cash & Equivalents	27.2%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Equity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	6.07%	10.33%	4.02%	9.19%	7.62%
Class A with load	-0.04%	3.98%	1.99%	7.91%	6.45%
Class C	5.65%	9.47%	3.24%	8.38%	6.82%
Class I	6.24%	10.68%	N/A	N/A	1.89%
MSCI All Country World Stock Index(a)	6.80%	8.48%	3.69%	9.96%	7.08%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.71% for Class A, 2.46% for Class C, and 1.46% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Food	11.6%
Pharmaceuticals	9.0%
Agriculture	8.8%
Retail	8.7%
Telecommunications	8.5%
Beverages	6.2%
Internet	5.7%
Oil & Gas	4.5%
Semiconductors	4.1%
Software	3.4%
Other/Cash & Equivalents	29.5%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst MLP & Infrastructure Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	23.97%	64.81%	-5.41%
Class A with load	16.92%	55.28%	-8.14%
Class C	23.35%	63.70%	-6.01%
Class I	24.07%	65.37%	-5.17%
Alerian MLP Total Return Index(a)	3.14%	18.31%	-10.11%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 2.03% for Class A, 2.78% for Class C, and 1.78% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Alerian MLP Total Return Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships. Investors cannot invest directly in an index.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Pipelines	78.5%
Oil & Gas Services	12.3%
Gas	4.2%
Mining	3.2%
Oil & Gas	1.4%
Other/Cash & Equivalents	0.4%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 99.3%
	AIRLINES - 2.5%
17,000	SkyWest, Inc.	$619,650

	BANKS - 9.8%
13,500	1st Source Corp.	602,910
12,000	First Financial Corp.	633,600
15,000	Southside Bancshares, Inc.	565,050
32,500	TFC Financial Corp.	636,675
		2,438,235
	BUILDING MATERIALS - 2.1%
23,000	Continental Building Products, Inc. *	531,300

	COMMERCIAL SERVICES - 4.3%
13,000	Brink’s Co.	536,250
29,500	HMS Holdings Corp. *	535,720
		1,071,970
	DISTRIBUTION/WHOLESALE - 4.7%
28,000	H&E Equipment Services, Inc.	651,000
5,000	Pool Corp.	521,700
		1,172,700
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
18,687	MMA Capital Management LLC *	355,053

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
10,000	Advanced Energy Industrials, Inc. *	547,500

	ENTERTAINMENT - 4.3%
8,500	Cedar Fair LP	545,700
14,500	International Speedway Corp.	533,600
		1,079,300
	HOME FURNISHINGS - 2.4%
16,000	Ethan Allen Interiors, Inc.	589,600

	HOUSEWARES - 2.5%
7,000	NACCO Industries, Inc.	633,850

	INSURANCE - 4.3%
17,000	Assured Guaranty Ltd.	642,090
12,000	First American Financial Corp.	439,560
		1,081,650
	INTERNET - 2.0%
21,100	NIC, Inc.	504,290

	MEDIA - 2.2%
25,500	MSG Networks, Inc. *	548,250

	MISCELLANEOUS MANUFACTURING - 4.4%
8,500	AZZ, Inc.	543,150
7,500	Crane Co.	540,900
		1,084,050

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 99.3% (Continued)
	PACKAGING & CONTAINERS - 2.1%
10,000	Greif, Inc.	$513,100

	PIPELINES - 8.5%
16,600	Holly Energy Partners LP	532,196
19,000	NuStar GP Holdings LLC	549,100
26,500	PBF Logistics LP	482,300
12,200	TransMontaigne Partners LP	540,094
		2,103,690
	REITS - 18.7%
1,150	Alexander’s, Inc.	490,900
16,500	Blackstone Mortgage Trust, Inc.	496,155
32,500	Brandywine Realty Trust	536,575
40,500	CBL & Associates Properties, Inc.	465,750
21,500	Chesapeake Lodging Trust	555,990
67,500	MFA Financial, Inc.	515,025
19,000	Rayonier, Inc.	505,400
30,000	Retail Properties of America, Inc.	459,900
32,000	Xenia Hotels & Resorts, Inc.	621,440
		4,647,135
	RETAIL - 9.9%
12,500	Bob Evans Farms, Inc.	665,125
39,000	Chico’s FAS, Inc.	561,210
34,500	Ruth’s Hospitality Group, Inc.	631,350
45,500	The Wendy’s Co.	615,160
		2,472,845
	SEMICONDUCTORS - 2.5%
27,000	Rudolph Technologies, Inc. *	630,450

	SOFTWARE - 2.2%
20,300	Acxiom Corp. *	544,040

	TELECOMMUNICATIONS - 6.3%
19,500	Consolidated Communications Holdings, Inc.	523,575
17,500	DigitalGlobe, Inc. *	501,375
22,000	West Corp.	544,720
		1,569,670

	TOTAL COMMON STOCK (Cost - $21,296,383)	24,738,328

	SHORT-TERM INVESTMENTS - 0.9%
208,691	Fidelity Investments Money Market Funds - Government Portfolio, 0.43% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $208,691)	208,691

	TOTAL INVESTMENTS - 100.2% (Cost - $21,505,074) (a)	$24,947,019
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(37,443)
	NET ASSETS - 100.0%	$24,909,576

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $21,564,546 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,533,274
Unrealized depreciation:	(150,801)
Net unrealized appreciation:	$3,382,473

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 97.5%
	AGRICULTURE - 2.0%
26,900	Altria Group, Inc.	$1,818,978

	BANKS - 14.1%
80,700	Bank of New York Mellon Corp	1,783,470
29,800	Citigroup, Inc.	1,771,014
50,300	Citizens Financial Group, Inc.	1,792,189
20,950	JPMorgan Chase & Co.	1,807,776
15,400	PNC Financial Services Group, Inc.	1,801,184
129,000	Regions Financial Corp.	1,852,440
32,450	SunTrust Banks, Inc.	1,779,883
		12,587,956
	BEVERAGES - 2.0%
20,100	Dr Pepper Snapple Group, Inc.	1,822,467

	CHEMICALS - 2.0%
12,600	Air Products & Chemicals, Inc.	1,812,132

	COMPUTERS - 2.0%
77,000	Hewlett Packard Enterprise Co.	1,781,780

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
94,200	Ally Financial, Inc.	1,791,684
25,000	American Express Co.	1,852,000
		3,643,684
	ELECTRIC - 2.1%
25,350	Edison International	1,824,946

	FOOD - 4.0%
40,400	Mondelez International, Inc. - Cl. A	1,790,932
32,400	Sysco Corp.	1,793,988
		3,584,920
	HAND/MACHINE TOOLS - 2.1%
16,000	Stanley Black & Decker Inc.	1,835,040

	HEALTHCARE-PRODUCTS - 2.1%
42,000	Baxter International, Inc.	1,862,280

	HEALTHCARE-SERVICES - 2.1%
25,000	HCA Holdings, Inc. *	1,850,500

	INSURANCE - 6.1%
25,900	Aflac, Inc.	1,802,640
37,800	Hartford Financial Services Group, Inc.	1,801,170
31,400	Principal Financial Group, Inc.	1,816,804
		5,420,614
	LODGING - 2.0%
21,600	Marriott International, Inc.	1,785,888

	MEDIA - 4.1%
18,850	Time Warner, Inc.	1,819,590
17,250	Walt Disney Co.	1,797,795
		3,617,385

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 97.5% (Continued)
	MISCELLANEOUS MANUFACTURING - 4.1%
10,150	3M Co.	$1,812,485
57,000	General Electric Co.	1,801,200
		3,613,685
	PIPELINES - 5.9%
27,100	Buckeye Partners LP	1,792,935
67,300	Enterprise Products Partners LP	1,819,792
39,200	ONEOK Partners LP	1,685,992
		5,298,719
	REITS - 14.5%
14,650	Boston Properties, Inc.	1,842,677
74,000	Kimco Realty Corp.	1,861,840
8,300	Public Storage	1,855,050
10,000	Simon Property Group, Inc.	1,776,700
51,000	UDR, Inc.	1,860,480
17,600	Vornado Realty Trust	1,836,912
27,600	Welltower, Inc.	1,847,268
		12,880,927
	RETAIL - 16.2%
24,400	Darden Restaurants, Inc.	1,774,368
19,200	Genuine Parts Co.	1,834,368
13,800	Home Depot, Inc.	1,850,304
25,200	Lowe’s Cos, Inc.	1,792,224
14,800	McDonald’s Corp.	1,801,456
6,400	O’Reilly Automotive, Inc. *	1,781,824
24,425	Target Corp.	1,764,218
26,300	Wal-Mart Stores, Inc.	1,817,856
		14,416,618
	SOFTWARE - 2.0%
16,800	Fiserv, Inc. *	1,785,504

	TELECOMMUNICATIONS - 2.0%
33,900	Verizon Communications, Inc.	1,809,582

	TRANSPORTATION - 2.0%
17,250	Union Pacific Corp.	1,788,480

	TOTAL COMMON STOCK (Cost - $81,920,653)	86,842,085

	SHORT-TERM INVESTMENTS - 3.0%
2,646,461	Fidelity Institutional Money Market Portfolio, Class I, 0.43% **	2,646,461
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,646,461)	2,646,461

	TOTAL INVESTMENTS - 100.5% (Cost - $84,567,114) (a)	$89,488,546
	LIABILITIES LESS OTHER ASSETS - (0.5)%	(405,384)
	NET ASSETS - 100.0%	$89,083,162

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $85,009,633 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,897,987
Unrealized depreciation:	(1,976,555)
Net unrealized appreciation:	$4,921,432

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 80.8%
	APPAREL - 0.4%
60	Under Armour, Inc. *	$1,743

	AUTO MANUFACTURERS - 0.5%
207	Fiat Chrysler Automobiles NV *	1,888

	AUTO PARTS & EQUIPMENT - 1.4%
100	Adient PLC *	5,860

	BANKS - 5.6%
190	Bank of NT Butterfield & Son Ltd.	5,974
241	Capstar Financial Holdings, Inc. *	5,292
85	Citizens Financial Group, Inc.	3,028
155	FB Financial Corp. *	4,022
130	First Hawaiian, Inc.	4,527
		22,843
	BUILDING MATERIALS - 1.1%
200	Forterra, Inc. *	4,332

	CHEMICALS - 4.3%
240	AdvanSix, Inc. *	5,314
71	Axalta Coating Systems Ltd. *	1,931
207	Valvoline, Inc.	4,450
205	Versum Materials, Inc. *	5,754
		17,449
	COMMERCIAL SERVICES - 3.0%
72	Aramark	2,572
220	LSC Communications, Inc.	6,530
80	PayPal Holdings, Inc. *	3,158
		12,260
	COMPUTERS - 2.7%
390	Everspin Technologies, Inc. *	3,233
185	Hewlett Packard Enterprise Co.	4,281
135	Nutanix, Inc. *	3,586
		11,100
	COSMETICS/PERSONAL CARE - 1.4%
47	Coty, Inc. - Cl. A	860
166	elf Beauty, Inc. *	4,804
		5,664
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
90	Ally Financial, Inc.	1,712
96	Synchrony Financial	3,482
		5,194
	ELECTRONICS - 2.0%
150	Fortive Corp.	8,044

	ENERGY-ALTERNATE SOURCES - 1.3%
140	Azure Power Global Ltd. *	2,380
180	TPI Composites, Inc. *	2,887
		5,267

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 80.8% (Continued)
	ENVIRONMENTAL CONTROL - 1.8%
160	Advanced Disposal Services, Inc. *	$3,555
160	AquaVenture Holdings Ltd. *	3,925
		7,480
	FOOD - 3.6%
168	Kraft Heinz Co.	14,670

	HEALTHCARE-PRODUCTS - 0.4%
200	Obalon Therapeutics, Inc. *	1,770

	HEALTHCARE-SERVICES - 2.7%
358	Fulgent Genetics, Inc. *	4,142
92	Qunitiles IMS Holdings, Inc. *	6,997
		11,139
	INSURANCE - 2.9%
123	Athene Holding Ltd. *	5,903
140	Kinsale Capital Group, Inc.	4,761
30	Voya Financial, Inc.	1,177
		11,841
	INTERNET - 5.7%
45	CDW Corp.	2,344
42	Facebook, Inc. *	4,832
7	Liberty Expedia Holdings, Inc. *	278
10	Liberty Ventures *	369
140	LINE Corp. - ADR *	4,761
129	Trade Desk, Inc. *	3,569
537	Trivago NV - ADR*	6,310
48	Twitter, Inc. *	782
		23,245
	LEISURE TIME - 2.1%
76	Acushnet Holdings Corp. *	1,498
212	Camping World Holdings, Inc.	6,909
		8,407
	LODGING - 1.7%
247	Hilton Worldwide Holdings, Inc. *	6,718

	MEDIA - 0.5%
4	Liberty Braves Group *	82
11	Liberty Media Group *	345
44	Liberty SiriusXM Group *	1,519
		1,946
	MINING - 1.2%
300	Smart Sand, Inc. *	4,965

	OIL & GAS - 2.4%
37	Antero Resources Corp. *	875
30	Diamondback Energy, Inc. *	3,032
140	Extraction Oil & Gas, Inc. *	2,806
195	WildHorse Resource Development Corp. *	2,847
		9,560
	OIL & GAS SERVICES - 0.8%
220	Mammoth Energy Services, Inc. *	3,344

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 80.8% (Continued)
	PHARMACEUTICALS - 7.5%
220	AbbVie, Inc.	$13,775
283	AC Immune SA *	3,673
150	Patheon NV *	4,306
8	Shire PLC - ADR	1,363
137	Zoetis, Inc. - Cl. A	7,334
		30,451
	PIPELINES - 1.1%
125	Noble Midstream Partners LP *	4,500

	REITS - 2.4%
45	Gaming and Leisure Properties, Inc.	1,378
380	MedEquities Realty Trust, Inc.	4,218
265	Quality Care Properties, Inc. *	4,107
		9,703
	RETAIL - 2.8%
240	At Home Group, Inc. *	3,511
63	Restaurant Brands International, Inc.	3,003
190	Yum China Holdings, Inc. *	4,963
		11,477
	SEMICONDUCTORS - 1.7%
190	Impinj, Inc. *	6,715

	SOFTWARE - 10.6%
220	Apptio, Inc. *	4,077
103	Blackline, Inc. *	2,846
61	CDK Global, Inc.	3,641
3	CommerceHub, Inc. *	45
2	CommerceHub, Inc. - Cl. A *	27
240	Cotiviti Holdings, Inc. *	8,256
120	Coupa Software, Inc. *	3,001
155	Donnelley Financial Solutions, Inc. *	3,562
275	Everbridge, Inc. *	5,074
90	First Data Corp. *	1,277
327	Gridsum Holding, Inc. - ADR *	3,332
20	ServiceNow, Inc. *	1,487
224	Tabula Rasa HealthCare, Inc. *	3,355
145	Talend SA -ADR *	3,219
		43,199
	TELECOMMUNICATIONS - 2.8%
425	GDS Holdings Ltd. - ADR *	3,655
345	Quantenna Communications, Inc. *	6,255
50	Zayo Group Holdings, Inc. *	1,643
		11,553
	TRANSPORTATION - 1.0%
327	ZTO Express Cayman, Inc. *	3,947

	TOTAL COMMON STOCK (Cost - $296,078)	328,274

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	EXCHANGE TRADED FUND - 10.0%
	EQUITY FUND - 10.0%
750	First Trust US IPO Index Fund	$40,598
	TOTAL EXCHANGE TRADED FUND (Cost - $39,386)	40,598

	SHORT-TERM INVESTMENTS - 9.8%
39,690	Fidelity Prime Money Market Portfolio, Class I, 0.43% **	39,690
	TOTAL SHORT-TERM INVESTMENTS (Cost - $39,690)	39,690

	TOTAL INVESTMENTS - 100.6% (Cost - $375,154) (a)	$408,562
	LIABILITIES LESS OTHER ASSETS - (0.6)%	(2,277)
	NET ASSETS - 100.0%	$406,285

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $375,154 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$46,910
Unrealized depreciation:	(13,502)
Net unrealized appreciation:	$33,408

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 97.6%
	AIRLINES - 2.1%
39,000	Alaska Air Group, Inc.	$3,460,470

	BANKS - 11.5%
70000	Cullen/Frost Bankers, Inc.	6,176,100
21000	Goldman Sachs Group, Inc.	5,028,450
150,000	SunTrust Banks, Inc.	8,227,500
		19,432,050
	BUILDING MATERIALS - 6.2%
30,000	Eagle Materials, Inc.	2,955,900
33,600	Martin Marietta Materials, Inc.	7,443,408
		10,399,308
	COMMERCIAL SERVICES - 5.6%
63,420	Brink’s Co.	2,616,075
46,000	MarketAxess Holdings, Inc.	6,758,320
		9,374,395
	COMPUTERS - 4.2%
120,000	Computer Sciences Corp.	7,130,400

	ELECTRONICS - 3.2%
225,000	Corning, Inc.	5,460,750

	ENVIRONMENTAL CONTROL - 4.8%
114,000	Waste Management, Inc.	8,083,740

	INSURANCE - 4.6%
57,100	RenaissanceRe Holdings Ltd.	7,778,162

	INTERNET - 9.0%
10,000	Alphabet, Inc. *	7,718,200
10,000	Amazon.com, Inc. *	7,498,700
		15,216,900
	IRON/STEEL - 2.4%
400,000	AK Steel Holding Corp. *	4,084,000

	LODGING - 4.6%
271,000	MGM Resorts Internationl *	7,812,930

	MACHINERY-DIVERSIFIED - 5.9%
85,000	IDEX Corp.	7,655,100
20,000	Nordson Corp.	2,241,000
		9,896,100
	RETAIL - 3.8%
25,000	Ulta Salon Cosmetics & Fragrance, Inc. *	6,373,500

	SEMICONDUCTORS - 13.4%
60,000	KLA-Tencor Corp.	4,720,800
65,700	Microchip Technology, Inc.	4,214,655
127,000	NVIDIA Corp.	13,555,980
		22,491,435
	SHIPBUILDING - 3.3%
30,000	Huntington Ingalls Industries, Inc.	5,525,700

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	SOFTWARE - 8.6%
32,000	NetEase, Inc. - ADR	$6,890,880
165,000	PTC, Inc. *	7,634,550
		14,525,430
	TELECOMMUNICATIONS - 4.4%
65,000	United Parcel Service, Inc.	7,451,600

	TOTAL COMMON STOCK (Cost - $141,130,580)	164,496,870

	SHORT-TERM INVESTMENTS - 2.4%
4,140,872	Federated Treasury Obligations Fund, Institutional Class, 0.36% **	4,140,872
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,140,872)	4,140,872

	TOTAL INVESTMENTS - 100.0% (Cost - $145,271,452) (a)	$168,637,742
	LIABILITIES LESS OTHER ASSETS - (0.0)%	(34,856)
	NET ASSETS - 100.0%	$168,602,886

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

ADR - American Depositary Receipt.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $145,271,452 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$25,124,169
Unrealized depreciation:	(1,757,879)
Net unrealized appreciation:	$23,366,290

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 98.5%
	AEROSPACE/DEFENSE - 3.2%
2,150	Boeing Co.	$334,712

	AUTO PARTS & EQUIPMENT - 3.5%
11,000	Allison Transmission Holdings, Inc.	370,590

	BEVERAGES - 3.3%
2,000	Boston Beer Co, Inc.*+	339,700

	CHEMCIALS - 3.7%
10,500	CSW Industrials, Inc. *	386,925

	COMMERCIAL SERVICES - 9.6%
8,000	CoreLogic, Inc.*	294,640
13,000	Service Corp International	369,200
4,150	Verisk Analytics, Inc.*	336,855
		1,000,695
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
20,000	Navient Corp.	328,600

	ELECTRONICS - 6.7%
5,000	Arrow Electronics, Inc.*	356,500
14,000	Corning, Inc.	339,780
		696,280
	ENTERTAINMENT - 3.4%
9,750	International Speedway Corp.	358,800

	HEALTHCARE-PRODUCTS - 6.3%
7,000	Baxter International, Inc.	310,380
550	Intuitive Surgical, Inc. *	348,794
		659,174
	HOME FURNISHINGS - 3.2%
4,500	American Woodmark Corp.*	338,625

	INSURANCE - 6.7%
5,400	Axis Capital Holdings Ltd.	352,458
6,500	MetLife, Inc.	350,285
		702,743
	LODGING - 6.6%
6,300	Choice Hotels International, Inc.	353,115
6,100	Hyatt Hotels Corp.*	337,086
		690,201
	MACHINERY - DIVERSIFIED - 3.3%
2,500	Cummins,Inc.	341,675

	MISCELLANEOUS MANUFACTURING - 3.1%
4,450	AptarGroup, Inc.	326,853

	OIL & GAS SERVICES - 3.2%
6,600	ConocoPhillips	330,924

	PHARMACEUTICALS - 9.8%
1,650	Allergan PLC *	346,516
5,000	Express Scripts Holding Co. *	343,950
3,200	Taro Pharmaceutical Industries Ltd. *	336,864
		1,027,330

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	RETAIL - 10.3%
4,600	CVS Health Corp.	$362,986
11,500	Shoe Carnival, Inc.	310,270
5,300	Tractor Supply Co.	401,793
		1,075,049
	SEMICONDUCTORS - 6.3%
3,250	Lam Research Corp.	343,623
23,000	Marvell Technology Group Ltd.	319,010
		662,633
	SOFTWARE - 3.2%
4,300	MSCI, Inc.	338,754

	TOTAL COMMON STOCK (Cost - $10,296,068)	10,310,263

	SHORT-TERM INVESTMENTS - 4.8%
498,841	Fidelity Investments Money Market Funds - Government Portfolio, 0.43% (a) **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $498,841)	498,841

	TOTAL INVESTMENTS - 103.3% (Cost - $10,794,909) (b)	$10,809,104
	LIABILITIES LESS OTHER ASSETS - (3.3)%	(346,768)
	NET ASSETS - 100.0%	$10,462,336

PLC - Public Limited Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

+	Security, or a portion of the security, is out on loan at December 31, 2016. Total loaned securities had a value of $339,900 on December 31, 2016.

(a)	A portion of this security was purchased with cash received as collateral for securities on loan at December 31, 2016. Total collateral had a value of $345,372 on December 31, 2016.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $10,794,909 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$215,890
Unrealized depreciation:	(201,695)
Net unrealized appreciation:	$14,195

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 100.5%
	BANKS - 4.1%
3,000	JPMorgan Chase & Co.	$258,870

1	BIOTECHNOLOGY - 5.0%
2,150	Amgen, Inc.	314,352

	BUILDING MATERIALS - 3.9%
2,150	Johnson Controls International PLC	245,081

	CHEMICALS - 2.9%
132	AdvanSix, Inc. *	2,922
2,400	Eastman Chemical Co.	180,504
		183,426
	DIVERSIFIED FINANCIAL SERVICES - 11.2%
500	BlackRock, Inc.	190,270
5,250	Intercontinental Exchange, Inc.	296,205
2,900	T Rowe Price Group, Inc.	218,254
		704,729
	ELECTRONICS - 4.2%
2,300	Honeywell International, Inc.	266,455

	HEALTHCARE-PRODUCTS - 4.6%
7,500	Abbott Laboratories	288,075

	HEALTHCARE-SERVICES - 3.6%
1,400	UnitedHealth Group, Inc.	224,056

	HOME FURNISHINGS - 4.1%
1,400	Whirlpool Corp.	254,478

	INSURANCE - 4.8%
5,600	MetLife, Inc.	301,784

	INTERNET - 1.5%
1,800	CDW Corp.	93,762

	LEISURE TIME - 1.5%
900	LCI Industries *	96,975

	MEDIA - 3.8%
2,500	Time Warner, Inc.	241,325

	PHARMACEUTICALS - 11.3%
4,700	AbbVie, Inc.	294,314
1,500	McKesson Corp.	210,675
1,200	Shire PLC - ADR	204,456
		709,445

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 100.5% (Continued)
	REITS - 10.2%
5,950	DuPont Fabros Technology, Inc.	$261,383
4,500	Starwood Property Trust, Inc.	98,775
4,500	Ventas, Inc.	281,340
		641,498
	RETAIL - 4.7%
2,570	CVS Health Corp.	202,799
1,700	Starbucks Corp.	94,384
		297,183
	SEMICONDUCTIORS - 3.4%
1,200	Broadcom Ltd.	212,124

	SOFTWARE - 3.1%
910	NetEase, Inc. - ADR	195,959

	TELECOMMUNICATIONS - 4.4%
9,200	Cisco Systems, Inc.	278,024

	TRANSPORTATION - 8.2%
5,000	Expeditors International of Washington, Inc.	264,800
1,350	FedEx Corp.	251,370
		516,170

	TOTAL COMMON STOCK (Cost - $5,784,123)	6,323,771

	TOTAL INVESTMENTS - 100.5% (Cost - $5,784,123) (a)	$6,323,771
	LIABILITIES LESS OTHER ASSETS - (0.5)%	(28,353)
	NET ASSETS - 100.0%	$6,295,418

ADR - American Deporitory Receipt

PLC - Public Liability Company

*	Non-income producing security.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $5,784,140 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$778,801
Unrealized depreciation:	(239,170)
Net unrealized appreciation:	$539,631

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 97.7%
	ADVERTISING - 3.7%
44,177	Omnicom Group, Inc.	$3,759,904

	AEROSPACE/DEFENSE - 8.2%
28,402	Boeing Co.	4,421,623
15,590	Lockheed Martin Corp.	3,896,565
		8,318,188
	AIRLINES - 5.0%
56,686	Alaska Air Group, Inc.	5,029,749

	BIOTECHNOLOGY - 3.4%
48,169	Gilead Sciences, Inc.	3,449,382

	COMMERCIAL SERVICES - 3.9%
180,799	Western Union Co.	3,926,954

	COMPUTERS - 3.9%
23,725	International Business Machines Corp.	3,938,113

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.8%
69,096	Emerson Electric Co.	3,852,102

	HOUSEHOLD PRODUCTS/WARES - 3.1%
25,927	Clorox Co.	3,111,759

	LODGING - 4.5%
55,532	Marriott International, Inc.	4,591,386

	MACHINERY-DIVERSIFIED - 8.0%
29,191	Cummins, Inc.	3,989,534
30,827	Rockwell Automation, Inc.	4,143,149
		8,132,683
	MEDIA - 4.1%
58,887	Scripps Networks Interactive, Inc.	4,202,765

	OIL & GAS - 8.9%
47,193	Tesoro Corp.	4,127,028
70,979	Valero Energy Corp.	4,849,285
		8,976,313
	PHARMACEUTICALS - 3.2%
52,070	AbbVie, Inc.	3,260,623

	RETAIL - 14.8%
55,252	Foot Locker, Inc.	3,916,814
37,503	Genuine Parts Co.	3,583,037
29,115	Home Depot, Inc.	3,903,739
51,807	Wal-Mart Stores, Inc.	3,580,900
		14,984,490
	SEMICONDUCTORS - 3.9%
53,644	Texas Instruments, Inc.	3,914,403

	TELECOMMUNICATIONS - 3.8%
71,767	Verizon Communications, Inc.	3,830,922

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 97.7% (Continued)
	TRANSPORTATION - 11.5%
53,048	CH Robinson Worldwide, Inc.	$3,886,297
72,397	Expeditors International of Washington, Inc.	3,834,145
34,232	United Parcel Service, Inc.	3,924,356
		11,644,798

	TOTAL COMMON STOCK (Cost - $88,841,190)	98,924,534

	SHORT-TERM INVESTMENTS - 2.4%
2,407,644	Federated Government Obligations Fund, Institutional Class, 0.40% *	2,407,644
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,407,644)	2,407,644

	TOTAL INVESTMENTS - 100.1% (Cost - $91,248,834) (a)	$101,332,178
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(124,779)
	NET ASSETS - 100.0%	$101,207,399

*	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $92,055,044 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$10,802,170
Unrealized depreciation:	(1,525,036)
Net unrealized appreciation:	$9,277,134

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 90.6%
	AEROSPACE/DEFENSE - 3.6%
168,000	Kratos Defense & Security Solutions, Inc. *	$1,243,200

	AGRICULTURE - 8.8%
15,000	Bunge Ltd.	1,083,600
23,500	Imperial Brands PLC - ADR	1,023,425
29,000	Swedish Match AB	925,104
		3,032,129
	BEVERAGES - 6.2%
145,668	C&C Group PLC	610,733
8,000	Diageo PLC - ADR	831,520
420,000	Marston’s PLC	705,804
		2,148,057
	COMPUTERS - 2.0%
39,500	VeriFone Systems, Inc. *	700,335

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
74,028	JSE Ltd.	889,256

	ENVIRONMENTAL CONTROL - 3.8%
30,200	Tetra Tech, Inc.	1,303,130

	FOOD - 11.6%
19,000	Campbell Soup Co.	1,148,930
113,000	GrainCorp Ltd.	782,231
13,550	Nestle SA - ADR	972,077
28,307	Snyder’s-Lance, Inc.	1,085,290
		3,988,528
	HEALTHCARE-PRODUCTS - 1.7%
560,000	Asaleo Care Ltd.	600,134

	HOUSEHOLD PRODUCTS/WARES - 1.6%
32,000	Reckitt Benckiser Group PLC - ADR	537,600

	INTERNET - 5.7%
34,000	eBay, Inc. *	1,009,460
40,000	Symantec Corp.	955,600
		1,965,060
	INVESTMENT COMPANIES - 1.5%
8,175	Pargesa Holding SA	533,283

	MEDIA - 3.3%
28,500	Discovery Communications, Inc. *	763,230
20,000	Vivendi SA	380,870
		1,144,100
	OIL & GAS - 4.5%
20,000	BP PLC - ADR	747,600
8,700	Exxon Mobil Corp.	785,262
		1,532,862

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares			Value
	COMMON STOCK - 90.6% (Continued)
	PHARMACEUTICALS - 9.0%
9,800	Johnson & Johnson		$1,129,058
14,850	Novartis AG - ADR		1,081,674
21,900	Sanofi - ADR		885,636
			3,096,368
	RETAIL - 8.7%
26,900	Bob Evans Farms, Inc.		1,431,349
115,400	Wendy’s Co. +		1,560,208
			2,991,557
	SEMICONDUCTORS - 4.1%
65,000	Micron Technology, Inc. * +		1,424,800

	SOFTWARE - 3.4%
19,000	Microsoft Corp.		1,180,660

	TELECOMMUNICATIONS - 8.5%
39,400	Cisco Systems, Inc. +		1,190,668
58,000	Orange SA - ADR		878,120
35,200	Vodafone Group PLC - ADR		859,936
			2,928,724

	TOTAL COMMON STOCK (Cost - $28,370,999)		31,239,783

	MUTUAL FUND - 1.7%
	CLOSED-END FUND - 1.7%
51,000	Central Fund of Canada Ltd.		575,790
	TOTAL MUTUAL FUND (Cost - $730,980)		575,790

	SHORT-TERM INVESTMENTS - 8.0%
2,760,132	Fidelity Institutional Government Portfolio, Institutional Class, 0.43% **		2,760,132
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,760,132)		2,760,132

	TOTAL INVESTMENTS - 100.3% (Cost - $31,862,111) (b)		$34,575,705
	LIABILITIES LESS OTHER ASSETS - (0.3)%		(115,155)
	NET ASSETS - 100.0%		$34,460,550

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.6)% *
85	Cisco Systems, Inc.	07/21/2017 - $35.00	$1,955
275	Micron Technology, Inc.	01/20/2017 - $15.00	190,575
80	Wendy’s Co.	02/17/2017 - $11.00	21,600
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $45,771) (b)		$214,130

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

ADR - American Depositary Receipt.

PLC - Public Liability Company.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $31,824,495 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,476,166
Unrealized depreciation:	(1,939,086)
Net unrealized appreciation:	$2,537,080

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 99.6%
	GAS - 4.2%
108,455	Western Gas Equity Partners LP	$4,593,069

	MINING - 3.2%
63,062	US Silica Holdings, Inc.	3,574,354

	OIL & GAS - 1.4%
25,982	EQT GP Holdings LP	655,006
10,894	Marathon Petroleum Corp.	548,513
953	Phillips 66	82,349
1,636	Tesoro Corp.	143,068
2,405	Valero Energy Corp.	164,310
		1,593,246
	OIL & GAS SERVICES - 12.3%
336,781	Archrock, Inc.	4,445,509
163,976	Targa Resources Corp.	9,194,134
		13,639,643
	PIPELINES - 78.5%
2,656	Buckeye Partners LP	175,721
4,487	Cheniere Energy, Inc. *	185,897
203,535	Crestwood Equity Partners LP	5,200,319
109,851	Enbridge, Inc.	4,626,924
242,229	Energy Transfer Equity LP	4,677,442
565,805	EnLink Midstream LLC	10,778,585
3,830	Enterprise Products Partners LP	103,563
237,652	Kinder Morgan, Inc.	4,921,773
1,268	Magellan Midstream Partners LP	95,899
312,712	NuStar GP Holdings LLC	9,037,377
82,896	ONEOK, Inc.	4,759,059
104,131	Pembina Pipeline Corp.	3,261,383
310,320	Plains GP Holdings LP	10,761,898
115,706	SemGroup Corp.	4,830,726
84,006	Spectra Energy Corp.	3,451,807
187,118	Tallgrass Energy GP LP	5,014,762
105,852	TransCanada Corp.	4,779,218
324,560	Williams Cos., Inc.	10,106,798
		86,769,151

	TOTAL COMMON STOCK (Cost - $87,600,139)	110,169,463

	TOTAL INVESTMENTS - 99.6% (Cost - $87,600,139) (a)	$110,169,463
	OTHER ASSETS LESS LIABILITIES - 0.4%	407,292
	NET ASSETS - 100.0%	$110,576,755

*	Non-income producing security.

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $93,689,874 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$16,489,883
Unrealized depreciation:	(10,294)
Net unrealized appreciation:	$16,479,589

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2016

	Catalyst			Catalyst	Catalyst/Equity
	Small-Cap Insider	Catalyst Insider	Catalyst IPOx	Dynamic Alpha	Compass Buyback
	Buying Fund	Buying Fund	Allocation Fund	Fund	Strategy Fund
ASSETS:
Investment in Securities, at Cost	$21,505,074	$84,567,114	$375,154	$145,271,452	$10,794,909
Investment in Securities, at Value	$24,947,019	$89,488,546	$408,562	$168,637,742	$10,809,104
Receivable for securities sold	—	—	5,592	—	—
Receivable for Fund shares sold	370	35,543	—	409,707	—
Dividends and interest receivable	62,622	179,178	32	26,282	8,287
Due from Manager	—	—	4,034	—	—
Prepaid expenses and other assets	23,425	27,427	2,651	31,723	15,986
Total Assets	25,033,436	89,730,694	420,871	169,105,454	10,833,377

LIABILITIES:
Management fees payable	19,537	63,798	—	123,620	2,973
Payable upon return of securities loaned (Note 1)	—	—	—	—	345,372
Payable for Fund shares redeemed	63,637	377,305	—	158,214	12
Administration fees payable	1,338	5,298	553	8,288	1,009
Trustee fee payable	2,162	2,144	2,091	2,164	2,166
Compliance Officer fees payable	26	235	24	39	491
Accrued 12b-1 fees	10,146	70,595	345	133,271	4,877
Accrued expenses and other liabilities	27,014	128,157	11,573	76,972	14,141
Total Liabilities	123,860	647,532	14,586	502,568	371,041

Net Assets	$24,909,576	$89,083,162	$406,285	$168,602,886	$10,462,336

NET ASSETS CONSIST OF:
Paid in capital	$57,023,064	$118,402,794	$369,740	$146,062,130	$10,137,703
Undistributed net investment income (loss)	(7,465)	(236,385)	(3,231)	295,203	(97,999)
Accumulated net realized gain (loss) on investments	(35,547,968)	(34,004,679)	6,368	(1,120,737)	408,437
Net unrealized appreciation (depreciation) on investments	3,441,945	4,921,432	33,408	23,366,290	14,195
Net Assets	$24,909,576	$89,083,162	$406,285	$168,602,886	$10,462,336

Class A
Net Assets	$15,394,269	$51,842,505	$139,299	$103,060,217	$4,119,671
Shares of beneficial interest outstanding (a)	1,098,277	3,603,816	12,032	5,815,813	382,194
Net asset value per share	$14.02	$14.39	$11.58	$17.72	$10.78
Maximum offering price per share (b)	$14.88	$15.27	$12.29	$18.80	$11.44
Minimum redemption price per share (c)	$13.88	$14.25	$11.46	$17.54	$10.67

Class C
Net Assets	$5,401,694	$23,589,181	$6,919	$30,585,017	$4,354,609
Shares of beneficial interest outstanding (a)	400,598	1,644,167	604	1,797,620	409,207
Net asset value, offering price and redemption price per share	$13.48	$14.35	$11.46	$17.01	$10.64

Class I
Net Assets	$4,113,613	$13,651,476	$260,067	$34,957,652	$1,988,056
Shares of beneficial interest outstanding (a)	292,621	943,633	22,409	1,961,910	183,963
Net asset value, offering price and redemption price per share	$14.06	$14.47	$11.61	$17.82	$10.81

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financials statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2016

	Catalyst/Groesbeck	Catalyst/Lyons
	Growth of	Tactical	Catalyst/MAP	Catalyst MLP &
	Income Fund	Allocation Fund	Global Equity Fund	Infrastructure Fund
ASSETS:
Investment in Securities, at Cost	$5,784,123	$91,248,834	$31,862,111	$87,600,139
Investment in Securities, at Value	$6,323,771	$101,332,178	$34,575,705	$110,169,463
Receivable for securities sold	360,657	—	—	3,099,245
Receivable for Fund shares sold	—	26,236	21,606	672,538
Dividends and interest receivable	9,254	75,317	128,850	62,887
Due from Manager	334	206,368	—	21,956
Prepaid expenses and other assets	11,461	43,757	26,944	63,070
Total Assets	6,705,477	101,683,856	34,753,105	114,089,159

LIABILITIES:
Options written (premiums received $0, $0, $45,771, $0)	—	—	214,130	—
Management fees payable	—	291,136	25,565	131,856
Due to Custodian	281,937	—	—	2,976,162
Payable for securities purchased	—	—	—	125,043
Payable for Fund shares redeemed	102,687	41,610	120	233,779
Administration fees payable	922	4,878	1,687	4,046
Trustee fee payable	2,144	2,162	2,162	1,809
Compliance Officer fees payable	25	3	10	236
Accrued 12b-1 fees	14,317	66,076	22,462	31,090
Accrued expenses and other liabilities	8,027	70,592	26,419	8,383
Total Liabilities	410,059	476,457	292,555	3,512,404

Net Assets	$6,295,418	$101,207,399	$34,460,550	$110,576,755

NET ASSETS CONSIST OF:
Paid in capital	$5,520,878	$99,946,365	$31,946,991	$97,370,132
Undistributed net investment income (loss)	(85,953)	442,960	24,679	(1,832,766)
Accumulated net realized gain (loss) on investments, options writtens	320,845	(9,265,270)	(49,566)	(7,529,859)
Net unrealized appreciation (depreciation) on investments, options	539,648	10,083,344	2,538,446	22,569,248
Net Assets	$6,295,418	$101,207,399	$34,460,550	$110,576,755

Class A
Net Assets	$5,889,064	$52,571,635	$23,815,908	$40,204,937
Shares of beneficial interest outstanding (a)	642,449	3,677,252	1,833,910	5,389,891
Net asset value per share	$9.17	$14.30	$12.99	$7.46
Maximum offering price per share (b)	$9.73	$15.17	$13.78	$7.92
Minimum redemption price per share (c)	$9.08	$14.16	$12.86	$7.39

Class C
Net Assets	$307,837	$31,478,813	$7,305,491	$13,131,355
Shares of beneficial interest outstanding (a)	34,273	2,231,015	566,351	1,760,601
Net asset value, offering price and redemption price per share	$8.98	$14.11	$12.90	$7.46

Class I
Net Assets	$98,517	$17,156,951	$3,339,151	$57,240,463
Shares of beneficial interest outstanding (a)	10,711	1,201,724	257,107	7,661,352
Net asset value, offering price and redemption price per share	$9.20	$14.28	$12.99	$7.47

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financials statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2016

	Catalyst	Catalyst		Catalyst	Catalyst/Equity
	Small-Cap Insider	Insider	Catalyst IPOx	Dynamic Alpha	Compass Buyback
	Buying Fund	Buying Fund	Allocation Fund	Fund	Strategy Fund
Investment Income:
Dividend income	$284,565	$1,146,748	$1,120	$1,658,017	$75,939
Interest income	1,232	1,409	—	4,478	331
Securities lending - net	13,377	—	91	—	181
Foreign tax withheld	—	—	(6)	(118)	—
Total Investment Income	299,174	1,148,157	1,205	1,662,377	76,451

Operating Expenses:
Investment management fees	162,735	555,787	2,607	809,698	54,240
12b-1 Fees:
Class A	20,407	82,425	164	126,877	5,253
Class C	29,220	141,318	22	148,272	23,424
Administration fees	4,559	17,650	1,026	24,499	2,059
MFund Services fees	5,776	16,416	2,565	22,763	3,877
Registration fees	19,166	22,915	3,020	21,955	16,920
Networking fees	19,301	91,141	9	71,605	515
Audit fees	6,177	6,177	6,187	6,925	6,180
Custody fees	2,409	11,940	2,423	9,733	2,419
Printing expense	7,020	30,301	2,026	13,150	3,276
Compliance officer fees	3,032	4,397	2,688	7,461	5,757
Trustees’ fees	3,798	3,798	3,796	3,798	3,798
Legal fees	2,530	2,777	2,290	3,026	3,060
Insurance expense	278	1,663	2	1,411	30
Miscellaneous expense	1,512	1,541	1,541	1,612	1,504
Total Operating Expenses	287,920	990,246	30,366	1,272,785	132,312
Less: Expenses waived/reimbursed by Manager	(43,174)	(73,795)	(27,148)	(106,225)	(35,862)
Net Operating Expenses	244,746	916,451	3,218	1,166,560	96,450

Net Investment Income (Loss)	54,428	231,706	(2,013)	495,817	(19,999)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	2,165,092	8,404,262	35,464	9,230,935	1,209,207
Net realized gain	2,165,092	8,404,262	35,464	9,230,935	1,209,207

Net change in unrealized appreciation (depreciation) on:
Investments	1,085,455	(358,288)	5,701	849,820	198,215
Net change in unrealized appreciation (depreciation)	1,085,455	(358,288)	5,701	849,820	198,215

Net Realized and Unrealized Gain on Investments	3,250,547	8,045,974	41,165	10,080,755	1,407,422

Net Increase in Net Assets Resulting From Operations	$3,304,975	$8,277,680	$39,152	$10,576,572	$1,387,423

The accompanying notes are an integral part of these financials statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2016

	Catalyst/Groesbeck	Catalyst/Lyons	Catalyst/MAP	Catalyst MLP &
	Growth of	Tactical Allocation	Global Equity	Infrastructure
	Income Fund	Fund	Fund	Fund

Investment Income:
Dividend Income	$124,804	$1,313,015	$314,640	$1,931,567
Interest Income	2,907	2,785	5,796	51
Foreign tax withheld	(2)	—	(7,957)	(22,827)
Total Investment Income	127,709	1,315,800	312,479	1,908,791

Operating Expenses:
Investment management fees	58,737	642,477	162,802	461,384
12b-1 fees:
Class A	8,046	68,457	29,094	39,201
Class C	2,038	161,947	35,563	45,069
Administration fees	2,164	15,770	5,908	11,229
MFund Services fees	3,990	15,371	6,591	11,749
Registration fees	10,586	11,642	13,618	14,084
Networking fees	1,566	52,763	17,584	10,566
Audit fees	6,177	6,177	7,185	6,175
Custody fees	1,766	8,323	3,109	2,420
Printing expense	1,504	15,123	2,507	6,044
Compliance officer fees	4,379	5,493	4,539	6,220
Trustees’ fees	3,780	3,798	3,798	3,780
Legal fees	2,540	3,277	2,286	2,270
Insurance expense	61	1,110	279	162
Miscellaneous expense	1,530	1,503	1,516	3,556
Total Operating Expenses	108,864	1,013,231	296,379	623,909
Less: Expenses waived by Manager	(34,555)	(140,813)	(20,492)	(20,469)
Net Operating Expenses	74,309	872,418	275,887	603,440

Net Investment Income	53,400	443,382	36,592	1,305,351

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	1,927,534	415,197	(45,590)	353,572
Options written	—	—	(4,376)	—
Foreign currency transactions	—	—	1,844	—
Net realized gain (loss)	1,927,534	415,197	(48,122)	353,572

Net change in unrealized appreciation (depreciation) on:
Investments	(1,098,927)	9,925,524	2,034,395	14,468,076
Options written	—	—	(165,047)	—
Foreign currency translations	—	—	(2,194)	(195)
Net change in unrealized appreciation (depreciation)	(1,098,927)	9,925,524	1,867,154	14,467,881

Net Realized and Unrealized Gain on Investments	828,607	10,340,721	1,819,032	14,821,453

Net Increase in Net Assets Resulting From Operations	$882,007	$10,784,103	$1,855,624	$16,126,804

The accompanying notes are an integral part of these financials statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Small-Cap Insider Buying Fund		Catalyst Insider Buying Fund		Catalyst IPOx Allocation Fund (a)

						For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$54,428	$13,693	$231,706	$(864,463)	$(2,013)	$(1,624)
Net realized gain (loss) on investments	2,165,092	(17,570,108)	8,404,262	(38,720,923)	35,464	(24,330)
Net change in unrealized appreciation (depreciation) on investments	1,085,455	4,982,558	(358,288)	3,046,582	5,701	27,707
Net increase (decrease) in net assets resulting from operations	3,304,975	(12,573,857)	8,277,680	(36,538,804)	39,152	1,753

Distributions to Shareholders from:
Net investment income
Class A	(100,069)	(147,064)	—	—	—	—
Class C	—	—	—	—	—	—
Class I	(37,545)	(112,001)	—	—	—	—
Net realized gains
Class A	—	—	—	—	(1,607)	—
Class C	—	—	—	—	(79)	—
Class I	—	—	—	—	(3,172)	—

Total distributions to shareholders	(137,614)	(259,065)	—	—	(4,858)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	466,055	1,656,392	910,367	8,974,910	27,397	145,982
Class C	16,548	300,809	175,260	1,775,599	3,059	3,215
Class I	636,894	1,635,540	2,421,700	8,031,546	126,660	135,312
Reinvestment of distributions
Class A	84,771	125,403	—	—	1,607	—
Class C	—	—	—	—	65	—
Class I	30,012	103,364	—	—	696	—
Cost of shares redeemed
Class A	(4,513,960)	(18,568,798)	(35,350,199)	(133,619,294)	(9,110)	(37,575)
Class C	(1,543,129)	(5,259,572)	(11,649,701)	(27,342,407)	(10)	—
Class I	(1,157,668)	(9,930,554)	(9,455,755)	(50,795,281)	(26,779)	(281)
Net increase (decrease) in net assets from share transactions of beneficial interest	(5,980,477)	(29,937,416)	(52,948,328)	(192,974,927)	123,585	246,653

Total Increase (Decrease) in Net Assets	(2,813,116)	(42,770,338)	(44,670,648)	(229,513,731)	157,879	248,406

Net Assets:
Beginning of year/period	27,722,692	70,493,030	133,753,810	363,267,541	248,406	—
End of year/period*	$24,909,576	$27,722,692	$89,083,162	$133,753,810	$406,285	$248,406
* Includes undistributed net investment income (loss) at end of year/period of:	$(7,465)	$138,252	$(236,385)	$(468,091)	$(3,231)	$(1,218)

Share Activity:
Class A
Shares Sold	35,092	131,796	66,979	638,206	2,439	14,545
Shares Reinvested	6,016	10,390	—	—	140	—
Shares Redeemed	(343,869)	(1,478,622)	(2,586,188)	(9,745,894)	(806)	(4,286)
Net increase (decrease) in shares of Beneficial interest	(302,761)	(1,336,436)	(2,519,209)	(9,107,688)	1,773	10,259

Class C
Shares Sold	1,300	25,096	12,822	124,641	280	318
Shares Reinvested	—	—	—	—	6	—
Shares Redeemed	(123,339)	(438,747)	(853,925)	(1,998,679)	(1)	—
Net increase (decrease) in shares of Beneficial interest	(122,039)	(413,651)	(841,103)	(1,874,038)	285	318

Class I
Shares Sold	46,075	125,703	171,868	567,418	11,075	13,668
Shares Reinvested	2,124	8,528	—	—	61	—
Shares Redeemed	(89,112)	(781,276)	(681,240)	(3,652,151)	(2,367)	(29)
Net increase (decrease) in shares of Beneficial interest	(40,913)	(647,045)	(509,372)	(3,084,733)	8,769	13,639

(a)	The Catalyst IPOx Allocation Fund commenced operations on September 30, 2015.

The accompanying notes are an integral part of these financials statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

			Catalyst/Equity Compass		Catalyst/Groesbeck
	Catalyst Dynamic Alpha Fund		Buyback Strategy Fund		Growth of Income Fund

	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment gain (loss)	$495,817	$(287,542)	$(19,999)	$95,459	$53,400	$190,164
Net realized gain (loss) on investments	9,230,935	(10,417,576)	1,209,207	(698,273)	1,927,534	1,017,153
Net change in unrealized appreciation (depreciation) on investments	849,820	10,788,756	198,215	278,256	(1,098,927)	(3,272,433)
Net increase (decrease) in net assets resulting from operations	10,576,572	83,638	1,387,423	(324,558)	882,007	(2,065,116)

Distributions to Shareholders from:
Net investment income
Class A	—	—	(9,449)	(35,084)	(114,401)	(122,290)
Class C	—	—	—	(2,641)	(4,862)	(136)
Class I	—	—	(10,096)	(18,296)	(10,061)	(68,929)
Net realized gains
Class A	—	(1,532,117)	—	—	(1,980,772)	(1,171,658)
Class C	—	(351,750)	—	—	(112,514)	(38,835)
Class I	—	(490,061)	—	—	(206,172)	(301,787)

Total distributions to shareholders	—	(2,373,928)	(19,545)	(56,021)	(2,428,782)	(1,703,635)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	27,173,984	58,748,956	25,544	254,607	1,290,916	1,808,279
Class C	6,047,613	20,859,456	44,970	583,813	3,933	2,275
Class I	13,217,413	27,580,364	135,918	316,775	4,183,719	6,558,303
Reinvestment of distributions
Class A	—	1,331,201	6,651	25,662	1,942,513	1,222,826
Class C	—	340,609	—	2,114	97,771	31,627
Class I	—	457,220	6,950	12,409	216,233	351,718
Cost of shares redeemed
Class A	(23,541,784)	(76,974,142)	(542,023)	(1,207,354)	(4,841,204)	(7,883,287)
Class C	(5,611,609)	(6,003,220)	(998,722)	(1,370,594)	(124,283)	(73,485)
Class I	(6,516,494)	(25,168,458)	(217,999)	(1,278,713)	(13,120,802)	(1,498,593)
Net increase (decrease) in net assets from share transactions of beneficial interest	10,769,123	1,171,986	(1,538,711)	(2,661,281)	(10,351,204)	519,663

Total Increase (Decrease) in Net Assets	21,345,695	(1,118,304)	(170,833)	(3,041,860)	(11,897,979)	(3,249,088)

Net Assets:
Beginning of year/period	147,257,191	148,375,495	10,633,169	13,675,029	18,193,397	21,442,485
End of year/period*	$168,602,886	$147,257,191	$10,462,336	$10,633,169	$6,295,418	$18,193,397
* Includes undistributed net investment loss at end of year/period of:	$295,203	$(200,614)	$(97,999)	$18,500	$(85,953)	$—

Share Activity:
Class A
Shares Sold	1,567,344	3,666,725	2,401	26,910	99,802	133,135
Shares Reinvested	—	82,021	613	2,780	206,741	98,170
Shares Redeemed	(1,359,798)	(4,944,078)	(52,638)	(129,348)	(364,512)	(610,085)
Net increase (decrease) in shares of Beneficial interest	207,546	(1,195,332)	(49,624)	(99,658)	(57,969)	(378,780)

Class C
Shares Sold	362,283	1,353,437	4,456	62,040	294	174
Shares Reinvested	—	21,681	—	230	10,659	2,592
Shares Redeemed	(339,243)	(398,136)	(98,694)	(147,213)	(9,770)	(5,797)
Net increase (decrease) in shares of Beneficial interest	23,040	976,982	(94,238)	(84,943)	1,183	(3,031)

Class I
Shares Sold	762,218	1,719,489	13,268	33,658	308,061	512,050
Shares Reinvested	—	28,085	639	1,339	22,802	28,142
Shares Redeemed	(1,909,359)	(1,641,960)	(20,841)	(138,264)	(989,179)	(116,647)
Net increase (decrease) in shares of Beneficial interest	(1,147,141)	105,614	(6,934)	(103,267)	(658,316)	423,545

The accompanying notes are an integral part of these financials statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical
	Allocation Fund		Catalyst/MAP Global Equity Fund		Catalyst MLP & Infrastructure Fund

	Six Months Ended	Year Ended	Six Months	Year Ended	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$443,382	$1,159,706	$36,592	$390,463	$1,305,351	$1,194,751
Net realized gain (loss) on investments	415,197	(8,690,807)	(48,122)	458,748	353,572	(7,966,279)
Net change in unrealized appreciation (depreciation) on investments	9,925,524	4,344,232	1,867,154	(594,419)	14,467,881	8,493,337
Net increase in net assets resulting from operations	10,784,103	(3,186,869)	1,855,624	254,792	16,126,804	1,721,809

Distributions to Shareholders from:
Net investment income
Class A	(708,771)	(424,848)	(248,822)	(260,155)	(1,509,291)	(298,477)
Class C	(164,333)	(24,861)	(27,250)	(22,822)	(405,001)	(58,422)
Class I	(285,453)	(182,794)	(39,847)	(4,264)	(1,708,084)	(288,992)
Net realized gains
Class A	—	(5,444,002)	(120,872)	—	—	—
Class C	—	(2,835,214)	(37,420)	—	—	—
Class I	—	(1,526,605)	(15,796)	—	—	—
Return of capital
Class A	—	—	—	—	—	(857,705)
Class C	—	—	—	—	—	(223,053)
Class I	—	—	—	—	—	(885,722)

Total distributions to shareholders	(1,158,557)	(10,438,324)	(490,007)	(287,241)	(3,622,376)	(2,612,371)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,682,418	10,601,009	2,487,665	3,290,665	20,412,061	22,475,779
Class C	934,759	6,251,601	682,275	1,621,627	5,778,558	5,377,028
Class I	4,949,096	9,467,346	2,107,735	1,047,138	30,241,740	20,145,801
Reinvestment of distributions
Class A	645,716	5,546,664	—	173,339	1,055,248	941,353
Class C	149,048	2,738,733	—	18,266	301,493	206,079
Class I	274,838	1,689,300	—	2,518	1,558,694	1,099,375
Cost of shares redeemed
Class A	(12,686,984)	(46,624,354)	(1,919,569)	(5,124,818)	(9,410,838)	(7,376,063)
Class C	(6,420,197)	(12,368,311)	(492,623)	(1,800,692)	(679,151)	(631,988)
Class I	(3,988,238)	(21,666,678)	(164,170)	(193,012)	(2,351,549)	(5,617,262)
Net increase (decrease) in net assets from share transactions of beneficial interest	(12,459,544)	(44,364,690)	2,701,313	(964,969)	46,906,256	36,620,102

Total Increase (Decrease) in Net Assets	(2,833,998)	(57,989,883)	4,066,930	(997,418)	59,410,684	35,729,540

Net Assets:
Beginning of year/period	104,041,397	162,031,280	30,393,620	31,391,038	51,166,071	15,436,531
End of year/period*	$101,207,399	$104,041,397	$34,460,550	$30,393,620	$110,576,755	$51,166,071
* Includes undistributed net investment income (loss) at end of year/period of:	$442,960	$1,158,135	$24,679	$304,006	$(1,832,766)	$484,259

Share Activity:
Class A
Shares Sold	267,264	768,214	173,885	272,792	2,948,366	3,751,984
Shares Reinvested	44,810	431,984	20,313	14,665	155,159	167,285
Shares Redeemed	(926,444)	(3,504,290)	(150,899)	(425,791)	(1,320,375)	(1,108,405)
Net increase (decrease) in shares of Beneficial interest	(614,370)	(2,304,092)	43,299	(138,334)	1,783,150	2,810,864

Class C
Shares Sold	68,959	467,517	49,790	133,812	834,078	924,491
Shares Reinvested	10,474	216,159	4,257	1,555	44,135	36,951
Shares Redeemed	(481,156)	(938,669)	(39,172)	(150,087)	(99,911)	(107,886)
Net increase (decrease) in shares of Beneficial interest	(401,722)	(254,993)	14,876	(14,720)	778,302	853,556

Class I
Shares Sold	354,154	695,294	161,019	84,540	4,270,711	3,645,523
Shares Reinvested	19,099	131,668	2,893	213	226,710	193,724
Shares Redeemed	(289,991)	(1,613,322)	(12,771)	(15,388)	(344,347)	(960,136)
Net increase (decrease) in shares of Beneficial interest	83,262	(786,360)	151,140	69,365	4,153,074	2,879,111

The accompanying notes are an integral part of these financials statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.39		$15.23	$18.31		$13.28	$11.05	$14.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.04		0.02	0.07		0.18	0.19	0.30
Net realized and unrealized gain (loss) on investments	1.68		(2.78)	(3.14)		4.97	2.54	(3.21)
Total from investment operations	1.72		(2.76)	(3.07)		5.15	2.73	(2.91)

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.08)	(0.01)		(0.12)	(0.50)	—
From net realized gains on investments	—		—	—		—	—	(0.32)
Total distributions	(0.09)		(0.08)	(0.01)		(0.12)	(0.50)	(0.32)

Net asset value, end of period	$14.02		$12.39	$15.23		$18.31	$13.28	$11.05

Total return (B)	13.86	% (F)	(18.13)%	(16.74	)% (C)	38.94%	25.62%	(20.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,394		$17,356	$41,704		$71,084	$28,433	$45,077
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.08	% (G)	1.95%	1.79%		1.84%	1.86%	1.80%
Expenses, net waiver and reimbursement (D)	1.75	% (G)	1.75%	1.68%		1.55%	1.55%	1.55%
Net investment income (loss), before waiver and reimbursement (D)(E)	0.22	% (G)	(0.06)%	0.33%		0.82%	1.33%	2.31%
Net investment income, net waiver and reimbursement (D)(E)	0.55	% (G)	0.14%	0.44%		1.11%	1.64%	2.56%
Portfolio turnover rate	87	% (F)	189%	214%		231%	117%	61%

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.89		$14.63	$17.71		$12.87	$10.70	$13.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	(0.01)		(0.07)	(0.05)		0.05	0.10	0.22
Net realized and unrealized gain (loss) on investments	1.60		(2.67)	(3.03)		4.83	2.47	(3.15)
Total from investment operations	1.59		(2.74)	(3.08)		4.88	2.57	(2.93)

LESS DISTRIBUTIONS:
From net investment income	—		—	—		(0.04)	(0.40)	—
From net realized gains on investments	—		—	—		—	—	(0.32)
Total distributions	—		—	—		(0.04)	(0.40)	(0.32)

Net asset value, end of period	$13.48		$11.89	$14.63		$17.71	$12.87	$10.70

Total return (B)	13.37	% (F)	(18.73)%	(17.39	)% (C)	37.92%	24.69%	(20.94)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,402		$6,213	$13,702		$17,503	$7,870	$10,448
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.83	% (G)	2.70%	2.54%		2.59%	2.61%	2.55%
Expenses, net waiver and reimbursement (D)	2.50	% (G)	2.50%	2.43%		2.30%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (D) (E)	(0.55	)% (G)	(0.80)%	0.42%		0.05%	0.58%	1.66%
Net investment income (loss), net waiver and reimbursement (D) (E)	(0.22	)% (G)	(0.60)%	0.31%		0.34%	0.89%	1.91%
Portfolio turnover rate	87	% (F)	189%	214%		231%	117%	117%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I
	For the		For the	For the		For the	For the	For the
	Six Months		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.46		$15.39	$18.47		$13.39	$11.15	$14.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.05	0.13		0.23	0.22	0.35
Net realized and unrealized gain (loss) on investments	1.69		(2.82)	(3.17)		5.00	2.56	(3.25)
Total from investment operations	1.74		(2.77)	(3.04)		5.23	2.78	(2.90)

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.16)	(0.04)		(0.15)	(0.54)	—
From net realized gains on investments	—		—	—		—	—	(0.32)
Total distributions	(0.14)		(0.16)	(0.04)		(0.15)	(0.54)	(0.32)

Net asset value, end of period	$14.06		$12.46	$15.39		$18.47	$13.39	$11.15

Total return (B)	13.98	% (F)	(17.95)%	(16.47	)% (C)	39.24%	25.95%	(20.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,114		$4,154	$15,087		$7,999	$2,133	$1,504
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.83	% (G)	1.70%	1.54%		1.59%	1.61%	1.55%
Expenses, net waiver and reimbursement (D)	1.50	% (G)	1.50%	1.45%		1.30%	1.30%	1.30%
Net investment income (loss), before waiver and reimbursement (D,E)	0.50	% (G)	0.20%	0.71%		1.07%	1.58%	2.27%
Net investment income (loss), net waiver and reimbursement (D,E)	0.83	% (G)	0.40%	0.81%		1.37%	1.89%	2.52%
Portfolio turnover rate	87	% (F)	189%	214%		231%	117%	61%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the		For the	For the		For the
	Six Months		Year Ended	Year Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013		June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$13.28		$15.03	$15.86		$12.65	$10.42		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.04		(0.04)	0.07		0.12	0.27		0.06
Net realized and unrealized gain (loss) on investments	1.07		(1.71)	(0.30)		3.26	2.96		0.43
Total from investment operations	1.11		(1.75)	(0.23)		3.38	3.23		0.49

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.05)		(0.02)	(0.14)		(0.07)
From net realized gains on investments	—		—	(0.54)		(0.15)	(0.86)		—
From paid in capital	—		—	(0.01)		—	—		—
Total distributions	—		—	(0.60)		(0.17)	(1.00)		(0.07)

Net asset value, end of period	$14.39		$13.28	$15.03		$15.86	$12.65		$10.42

Total return (C)	8.36	% (D)	(11.64)%	(1.44)%		26.90%	32.99	% (F)	4.91	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$51,843		$81,330	$228,894		$212,047	$4,475		$422
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	1.63	% (E)	1.49%	1.47%		1.49%	5.72%		16.13	% (E)
Expenses, net waiver and reimbursement (H)	1.50	% (E)	1.49%	1.47%		1.47%	1.00%		1.20	% (E)
Net investment income (loss), before waiver and reimbursement (H,I)	0.43	% (E)	(0.26)%	0.46%		0.79%	(2.45)%		(14.27	)% (E)
Net investment income, net waiver and reimbursement (H,I)	0.56	% (E)	(0.26)%	0.46%		0.81%	2.27%		0.66	% (E)
Portfolio turnover rate	79	% (D)	167%	293%		185%	168%		73	% (D)

	Class C (A)
	For the		For the	For the		For the	For the		For the
	Six Months		Year Ended	Year Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013		June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$13.30		$15.16	$16.05		$12.90	$10.63		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)		(0.14)	(0.06)		0.01	0.22		(0.06)
Net realized and unrealized gain (loss) on investments	1.06		(1.72)	(0.28)		3.29	3.01		0.72
Total from investment operations	1.05		(1.86)	(0.34)		3.30	3.23		0.66

LESS DISTRIBUTIONS:
From net investment income	—		—	(0.00	) (G)	—	(0.10)		(0.03)
From net realized gains on investments	—		—	(0.54)		(0.15)	(0.86)		—
From paid in capital	—		—	(0.01)		—	—		—
Total distributions	—		—	(0.55)		(0.15)	(0.96)		(0.03)

Net asset value, end of period	$14.35		$13.30	$15.16		$16.05	$12.90		$10.63

Total return (C)	7.89	% (D)	(12.27)%	(2.12)%		25.74%	32.14%		6.67	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$23,589		$33,042	$66,069		$36,144	$356		$6
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	2.39	% (E)	2.24%	2.22%		2.24%	6.47%		16.88	% (E)
Expenses, net waiver and reimbursement (H)	2.25	% (E)	2.24%	2.22%		2.22%	1.75%		1.95	% (E)
Net investment income (loss), before waiver and reimbursement (H,I)	(0.30	)% (E)	(0.99)%	(0.37)%		0.05%	(3.20)%		(15.02	)% (E)
Net investment income (loss), net waiver and reimbursement (H,I)	(0.17	)% (E)	(0.99)%	(0.37)%		0.07%	1.52%		(0.09	)% (E)
Portfolio turnover rate	79	% (D)	167%	293%		185%	168%		73	% (D)

(A)	The Catalyst Insider Buying Fund Class A and Class C shares commenced operations on July 29, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Represents an amount less than $0.01 per share.

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the		For the	For the
	Six Months		Year Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$13.34		$15.05		$15.86	$15.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.06		(0.00	) (F)	0.06	0.00	(F)
Net realized and unrealized gain (loss) on investments	1.07		(1.71)		(0.25)	0.08
Total from investment operations	1.13		(1.71)		(0.19)	0.08

LESS DISTRIBUTIONS:
From net investment income	—		—		(0.07)	—
From net realized gains on investments	—		—		(0.54)	—
From paid in capital	—		—		(0.01)	—
Total distributions	—		—		(0.62)	—

Net asset value, end of period	$14.47		$13.34		$15.05	$15.86

Total return (C)	8.47	% (D)	(11.36)%		(1.16)%	0.51	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,651		$19,381		$68,304	$216
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.38	% (E)	1.24%		1.22%	1.48	% (E)
Expenses, net waiver and reimbursement (G)	1.25	% (E)	1.24%		1.22%	1.25	% (E)
Net investment income (loss), before waiver and reimbursement (G,H)	0.70	% (E)	(0.02)%		0.42%	0.09	% (E)
Net investment income (loss), net waiver and reimbursement(G,H)	0.84	% (E)	(0.02)%		0.42%	0.32	% (E)
Portfolio turnover rate	79	% (D)	167%		293%	185	% (D)

(A)	The Catalyst Insider Buying Fund Class I shares commenced operations on June 6, 2014

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst IPOx Allocation Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A(A)		Class C(A)		Class I(A)
	For the	For the	For the	For the	For the	For the
	Six Months	Period Ended	Six Months	Period Ended	Six Months	Period Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.25	$10.00	$10.19	$10.00	$10.26	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.07)	(0.07)	(0.11)	(0.13)	(0.06)	(0.06)
Net realized and unrealized gain on investments	1.54	0.32	1.52	0.32	1.55	0.32
Total from investment operations	1.47	0.25	1.41	0.19	1.49	0.26

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	—
From net realized gains on investments	(0.14)	—	(0.14)	—	(0.14)	—
Total distributions	(0.14)	—	(0.14)	—	(0.14)	—

Net asset value, end of period	$11.58	$10.25	$11.46	$10.19	$11.61	$10.26

Total return (C,D)	14.33%	2.50%	13.83%	1.90%	14.51%	2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$139	$105	$7	$3	$260	$140
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	17.88%	32.12%	18.27%	32.87%	17.13%	31.87%
Expenses, net waiver and reimbursement (E,F)	1.99%	1.99%	2.74%	2.74%	1.74%	1.74%
Net investment (loss), before waiver and reimbursement (E,F,G)	(17.19)%	(31.01)%	(17.57)%	(32.69)%	(16.44)%	(31.26)%
Net investment (loss), net waiver and reimbursement (E,F,G)	(1.30)%	(1.02)%	(2.03)%	(1.87)%	(1.05)%	(0.84)%
Portfolio turnover rate (D)	60%	62%	60%	62%	60%	62%

(A)	The Catalyst IPOx Allocation Fund Class A, Class C and Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the		For the	For the
	Six Months		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014		June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$16.54		$16.39	$15.43	$12.40		$10.68	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.06		(0.02)	(0.01)	(0.00	) (F)	0.01	(0.00	) (F)
Net realized and unrealized gain on investments	1.12		0.39	2.56	4.26		1.73	0.68
Total from investment operations	1.18		0.37	2.55	4.26		1.74	0.68

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—		(0.02)	—
From net realized gains on investments	—		(0.22)	(1.59)	(1.23)		—	—
Total distributions	—		(0.22)	(1.59)	(1.23)		(0.02)	—

Net asset value, end of period	$17.72		$16.54	$16.39	$15.43		$12.40	$10.68

Total return (C)	7.13	% (D)	2.31%	16.98%	35.52%		16.30%	6.80	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$103,060		$92,749	$111,493	$31,000		$23,331	$20,530
Ratios to average net assets
Expenses, before waiver and reimbursement	1.48	% (E)	1.51%	1.52%	1.56%		1.57%	1.81	% (E)
Expenses, net waiver and reimbursement	1.35	% (E)	1.35%	1.35%	1.35%		1.35%	1.35	% (E)
Net investment (loss), before waiver and reimbursement	(0.57	)% (E)	(0.28)%	(0.22)%	(0.20)%		(0.14)%	(0.39	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.70	)% (E)	(0.13)%	(0.05)%	0.01%		0.08%	0.07	% (E)
Portfolio turnover rate	65	% (D)	119%	84%	108%		97%	74	% (D)

	Class C (A)
	For the		For the	For the	For the		For the	For the
	Six Months		Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014		June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$15.94		$15.92	$15.14	$12.28		$10.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	—		(0.13)	(0.12)	(0.10)		(0.08)	(0.04)
Net realized and unrealized gain on investments	1.07		0.37	2.49	4.19		1.73	0.68
Total from investment operations	1.07		0.24	2.37	4.09		1.65	0.64

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—		(0.01)	—
From net realized gains on investments	—		(0.22)	(1.59)	(1.23)		—	—
Total distributions	—		(0.22)	(1.59)	(1.23)		(0.01)	—

Net asset value, end of period	$17.01		$15.94	$15.92	$15.14		$12.28	$10.64

Total return (C)	6.71	% (D)	1.55%	16.07%	34.44%		15.47%	6.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$30,585		$28,282	$12,696	$608		$256	$27
Ratios to average net assets
Expenses, before waiver and reimbursement	2.23	% (E)	2.26%	2.27%	2.31%		2.32%	2.56	% (E)
Expenses, net waiver and reimbursement	2.10	% (E)	2.10%	2.10%	2.10%		2.10%	2.10	% (E)
Net investment (loss), before waiver and reimbursement	(0.19	)% (E)	(1.02)%	(0.94)%	(0.95)%		(0.89)%	(1.18	)% (E)
Net investment (loss), net waiver and reimbursement	(0.06	)% (E)	(0.85)%	(0.77)%	(0.74)%		(0.67)%	(0.72	)% (E)
Portfolio turnover rate	65	% (D)	119%	84%	108%		97%	74	% (D)

(A)	The Catalyst Dynamic Alpha Fund Class A and Class C shares commenced operations on December 22, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the
	Six Months		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$16.61		$16.41	$15.43	$15.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.08		0.02	0.04	0.01
Net realized and unrealized gain on investments	1.13		0.40	2.53	0.12
Total from investment operations	1.21		0.42	2.57	0.13

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—
From net realized gains on investments	—		(0.22)	(1.59)	—
Total distributions	—		(0.22)	(1.59)	—

Net asset value, end of period	$17.82		$16.61	$16.41	$15.43

Total return (C)	7.28	% (D)	2.61%	17.12%	0.85	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$34,958		$26,226	$24,187	$118
Ratios to average net assets
Expenses, before waiver and reimbursement	1.23	% (E)	1.26%	1.27%	1.51	% (E)
Expenses, net waiver and reimbursement	1.10	% (E)	1.10%	1.10%	1.10	% (E)
Net investment income(loss), before waiver and reimbursement	0.83	% (E)	(0.03)%	0.10%	0.18	% (E)
Net investment income, net waiver and reimbursement	0.96	% (E)	0.13%	0.27%	0.59	% (E)
Portfolio turnover rate	65	% (D)	119%	84%	108	% (D)

(A)	The Catalyst Dynamic Alpha Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/EquityCompass Buyback Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the		For the
	Six Months		Year Ended		Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.48		$9.71		$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.00	(G)	0.11		0.06		(0.02)
Net realized and unrealized gain (loss) on investments	1.32		(0.27)		(0.16)		0.21
Total from investment operations	1.32		(0.16)		(0.10)		0.19

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.07)		—		—
From net realized gains on investments	—		—		(0.38)		—
Total distributions	(0.02)		(0.07)		(0.38)		—

Net asset value, end of period	$10.78		$9.48		$9.71		$10.19

Total return (C)	13.97	% (D)	(1.60)%		(0.84	)% (F)	1.90	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,120		$4,095		$5,158		$6,464
Ratios to average net assets
Expenses, before waiver and reimbursement	2.16	% (E)	2.10%		1.92%		1.99	% (E)
Expenses, net waiver and reimbursement	1.50	% (E)	1.50%		1.50%		1.50	% (E)
Net investment income (loss), before waiver and reimbursement	(0.75	)% (E)	0.53%		0.22%		(0.94	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.09	)% (E)	1.13%		0.66%		(0.45	)% (E)
Portfolio turnover rate	313	% (D)	790%		806%		384	% (D)

	Class C (A)
	For the		For the		For the		For the
	Six Months		Year Ended		Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.38		$9.60		$10.16		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.04)		0.03		(0.01)		(0.06)
Net realized and unrealized gain (loss) on investments	1.30		(0.25)		(0.17)		0.22
Total from investment operations	1.26		(0.22)		(0.18)		0.16

LESS DISTRIBUTIONS:
From net investment income	—		(0.00	) (G)	—		—
From net realized gains on investments	—		—		(0.38)		—
Total distributions	—		—		(0.38)		—

Net asset value, end of period	$10.64		$9.38		$9.60		$10.16

Total return (C)	13.43	% (D)	(2.24)%		(1.65)%		1.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,355		$4,721		$5,648		$5,567
Ratios to average net assets
Expenses, before waiver and reimbursement	2.91	% (E)	2.85%		2.67%		2.74	% (E)
Expenses, net waiver and reimbursement	2.25	% (E)	2.25%		2.25%		2.25	% (E)
Net investment (loss), before waiver and reimbursement	(1.50	)% (E)	(0.24)%		(0.51)%		(1.71	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.84	)% (E)	0.37%		(0.08)%		(1.22	)% (E)
Portfolio turnover rate	313	% (D)	790%		806%		384	% (D)

(A)	The Catalyst/EquityCompass Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Less than $0.01

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/EquityCompass Buyback Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the
	Six Months		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.52		$9.75	$10.22	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.01		0.12	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	1.33		(0.25)	(0.15)	0.23
Total from investment operations	1.34		(0.13)	(0.09)	0.22

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.10)	—	—
From net realized gains on investments	—		—	(0.38)	—
Total distributions	(0.05)		(0.10)	(0.38)	—

Net asset value, end of period	$10.81		$9.52	$9.75	$10.22

Total return (C)	14.11	% (D)	(1.27)%	(0.74)%	2.20	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,988		$1,817	$2,869	$11,042
Ratios to average net assets
Expenses, before waiver and reimbursement	1.91	% (E)	1.85%	1.67%	1.74	% (E)
Expenses, net waiver and reimbursement	1.25	% (E)	1.25%	1.25%	1.25	% (E)
Net investment income (loss), before waiver and reimbursement	(0.50	)% (E)	0.68%	0.17%	(0.68	)% (E)
Net investment income (loss), net waiver and reimbursement	0.16	% (E)	1.27%	0.57%	(0.19	)% (E)
Portfolio turnover rate	313	% (D)	790%	806%	384	% (D)

(A)	The Catalyst/EquityCompass Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the		For the	For the		For the	For the
	Six Months		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.98		$15.76		$15.10	$13.75		$11.77	$11.60

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.13		0.12	0.11		0.13	0.09
Net realized and unrealized gain (loss) on investments	0.76		(1.67)		1.30	2.09		2.02	0.27
Total from investment operations	0.82		(1.54)		1.42	2.20		2.15	0.36

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.13)		(0.12)	(0.11)		(0.13)	(0.08)
From net realized gains on investments	(4.44)		(1.11)		(0.64)	(0.74)		(0.04)	(0.11)
Total distributions	(4.63)		(1.24)		(0.76)	(0.85)		(0.17)	(0.19)

Net asset value, end of period	$9.17		$12.98		$15.76	$15.10		$13.75	$11.77

Total return (C)	6.12	% (D)	(9.38)%		9.44%	16.36%		18.42%	3.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,889		$9,089		$17,012	$16,182		$13,111	$10,644
Ratios to average net assets
Expenses, before waiver and reimbursement	2.05	% (E)	1.73%		1.66%	1.69%		1.79%	1.98%
Expenses, net waiver and reimbursement	1.35	% (E)	1.43%		1.55%	1.55%		1.55%	1.55%
Net investment income, before waiver and reimbursement	0.18	% (E)	0.65%		0.67%	0.61%		0.77%	0.33%
Net investment income, net waiver and reimbursement	0.88	% (E)	0.94%		0.78%	0.75%		1.01%	0.76%
Portfolio turnover rate	45	% (D)	45%		32%	25%		15%	26%

	Class C
	For the		For the		For the	For the		For the	For the
	Six Months		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2016		June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.80		$15.54		$14.91	$13.59		$11.65	$11.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.03		0.01	0.00	(B)	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.76		(1.66)		1.28	2.06		2.00	0.29
Total from investment operations	0.77		(1.63)		1.29	2.06		2.03	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.00	) (B)	(0.02)	(0.00	) (B)	(0.05)	(0.03)
From net realized gains on investments	(4.44)		(1.11)		(0.64)	(0.74)		(0.04)	(0.11)
Total distributions	(4.59)		(1.11)		(0.66)	(0.74)		(0.09)	(0.14)

Net asset value, end of period	$8.98		$12.80		$15.54	$14.91		$13.59	$11.65

Total return (C)	5.73	% (D)	(10.11)%		8.68%	15.51%		17.49%	2.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$308		$424		$561	$540		$559	$484
Ratios to average net assets
Expenses, before waiver and reimbursement	2.80	% (E)	2.48%		2.41%	2.44%		2.54%	2.73%
Expenses, net waiver and reimbursement	2.10	% (E)	2.18%		2.30%	2.30%		2.30%	2.30%
Net investment income (loss), before waiver and reimbursement	(0.62	)% (E)	(0.10)%		(0.08)%	(0.13)%		0.02%	(0.49)%
Net investment income (loss), net waiver and reimbursement	0.08	% (E)	0.20%		0.03%	0.01%		0.26%	(0.06)%
Portfolio turnover rate	45	% (D)	45%		32%	25%		15%	26%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the	For the	For the
	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.98		$15.76	$15.10	$13.75	$11.77	$11.60

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.17	0.17	0.14	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.80		(1.68)	1.29	2.09	2.02	0.27
Total from investment operations	0.87		(1.51)	1.46	2.23	2.18	0.39

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.16)	(0.16)	(0.14)	(0.16)	(0.11)
From net realized gains on investments	(4.44)		(1.11)	(0.64)	(0.74)	(0.04)	(0.11)
Total distributions	(4.65)		(1.27)	(0.80)	(0.88)	(0.20)	(0.22)

Net asset value, end of period	$9.20		$12.98	$15.76	$15.10	$13.75	$11.77

Total return (C)	6.37	% (D)	(9.14)%	9.71%	16.65%	18.71%	3.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$99		$8,681	$3,869	$3,058	$2,838	$2,179
Ratios to average net assets
Expenses, before waiver and reimbursement	1.54	% (E)	1.48%	1.41%	1.44%	1.54%	1.73%
Expenses, net waiver and reimbursement	1.10	% (E)	1.18%	1.30%	1.30%	1.30%	1.30%
Net investment income, before waiver and reimbursement	0.59	% (E)	0.92%	0.94%	0.85%	1.02%	0.61%
Net investment income, net waiver and reimbursement	1.03	% (E)	1.26%	1.05%	0.98%	1.26%	1.04%
Portfolio turnover rate	45	% (D)	45%	32%	25%	15%	26%

(A)	The Catalyst/Groesbeck Growth of Income Fund Class I commenced operations on November 24, 2010.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the	For the
	Six Months		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$13.01		$14.28	$14.50	$12.12	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.14	0.14	0.18	0.18
Net realized and unrealized gain (loss) on investments	1.41		(0.30)	0.57	2.73	2.10
Total from investment operations	1.48		(0.16)	0.71	2.91	2.28

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.08)	(0.13)	(0.08)	(0.07)
From net realized gains on investments	—		(1.03)	(0.80)	(0.45)	(0.09)
Total distributions	(0.19)		(1.11)	(0.93)	(0.53)	(0.16)

Net asset value, end of period	$14.30		$13.01	$14.28	$14.50	$12.12

Total return (C)	11.39	% (D)	(1.04)%	4.74%	24.29%	23.04	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$52,572		$55,827	$94,156	$76,417	$14,262
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.77	% (E)	1.74%	1.73%	1.77%	2.23	% (E)
Expenses, net waiver and reimbursement (F)	1.50	% (E)	1.50%	1.50%	1.50%	1.50	% (E)
Net investment income, before waiver and reimbursement (F,G)	0.79	% (E)	0.82%	0.76%	1.05%	0.86	% (E)
Net investment income, net waiver and reimbursement (F,G)	1.06	% (E)	1.06%	0.98%	1.32%	1.59	% (E)
Portfolio turnover rate	39	% (D)	91%	194%	165%	126	% (D)

	Class C (A)
	For the		For the	For the	For the	For the
	Six Months		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$12.78		$14.08	$14.33	$12.04	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.04	0.04	0.08	0.11
Net realized and unrealized gain (loss) on investments	1.38		(0.30)	0.54	2.72	2.08
Total from investment operations	1.40		(0.26)	0.58	2.80	2.19

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.01)	(0.03)	(0.06)	(0.06)
From net realized gains on investments	—		(1.03)	(0.80)	(0.45)	(0.09)
Total distributions	(0.07)		(1.04)	(0.83)	(0.51)	(0.15)

Net asset value, end of period	$14.11		$12.78	$14.08	$14.33	$12.04

Total return (C)	10.98	% (D)	(1.82)%	3.93%	23.51%	22.13	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$31,479		$33,653	$40,645	$24,157	$2,494
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.52	% (E)	2.49%	2.48%	2.52%	2.98	% (E)
Expenses, net waiver and reimbursement (F)	2.25	% (E)	2.25%	2.25%	2.25%	2.25	% (E)
Net investment income, before waiver and reimbursement (F,G)	0.03	% (E)	0.10%	0.02%	0.33%	0.11	% (E)
Net investment income, net waiver and reimbursement (F,G)	0.30	% (E)	0.34%	0.24%	0.59%	0.84	% (E)
Portfolio turnover rate	39	% (D)	91%	194%	165%	126	% (D)

(A)	The Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the
	Six Months		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$13.02		$14.30	$14.51	$14.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09		0.18	0.19	0.01
Net realized and unrealized gain (loss) on investments	1.41		(0.31)	0.56	(0.07	) (F)
Total from investment operations	1.50		(0.13)	0.75	(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.12)	(0.16)	—
From net realized gains on investments	—		(1.03)	(0.80)	—
Total distributions	(0.24)		(1.15)	(0.96)	—

Net asset value, end of period	$14.28		$13.02	$14.30	$14.51

Total return (C)	11.53	% (D)	(0.79)%	5.01%	(0.41	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17,157		$14,561	$27,230	$135
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.52	% (E)	1.49%	1.48%	1.90	% (E)
Expenses, net waiver and reimbursement (G)	1.25	% (E)	1.25%	1.25%	1.20	% (E)
Net investment income, before waiver and reimbursement (G,H)	1.04	% (E)	1.07%	1.04%	0.13	% (E)
Net investment income, net waiver and reimbursement (G,H)	1.31	% (E)	1.31%	1.27%	0.83	% (E)
Portfolio turnover rate	39	% (D)	91%	194%	165	% (D)

(A)	The Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the	For the	For the
	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.44		$12.43	$13.56	$11.04	$10.02	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.18	0.18	0.15	0.25	0.14
Net realized and unrealized gain (loss) on investments	0.74		(0.03)	(0.67)	2.69	1.12	(0.11	) (G)
Total from investment operations	0.76		0.15	(0.49)	2.84	1.37	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.14)	(0.13)	(0.12)	(0.29)	(0.01)
From net realized gains on investments	(0.07)		—	(0.51)	(0.20)	(0.06)	—
Total distributions	(0.21)		(0.14)	(0.64)	(0.32)	(0.35)	(0.01)

Net asset value, end of period	$12.99		$12.44	$12.43	$13.56	$11.04	$10.02

Total return (C)	6.07	% (D)	1.28%	(3.58)%	26.10%	13.75%	0.26	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$23,816		$22,279	$23,973	$18,917	$9,735	$4,469
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	1.67	% (E)	1.70%	1.64%	1.77%	2.05%	3.54	% (E)
Expenses, net waiver and reimbursement (H)	1.55	% (E)	1.55%	1.55%	1.55%	1.55%	1.55	% (E)
Net investment income (loss), before waiver and reimbursement (H,I)	0.24	% (E)	1.35%	1.34%	0.96%	1.73%	(0.49	)% (E)
Net investment income, net waiver and reimbursement (H,I)	0.36	% (E)	1.50%	1.43%	1.18%	2.23%	1.50	% (E)
Portfolio turnover rate	14	% (D)	26%	33%	50%	28%	25	% (D)

	Class C (A)
	For the		For the	For the	For the	For the	For the
	Six Months		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.32		$12.30	$13.40	$10.93	$9.95	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)		0.09	0.09	0.05	0.16	0.09
Net realized and unrealized gain (loss) on investments	0.72		(0.03)	(0.68)	2.68	1.12	(0.14	) (G)
Total from investment operations	0.70		0.06	(0.59)	2.73	1.28	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.04)	—	(0.06)	(0.24)	(0.00	) (F)
From net realized gains on investments	(0.07)		—	(0.51)	(0.20)	(0.06)	—
Total distributions	(0.12)		(0.04)	(0.51)	(0.26)	(0.30)	(0.00	) (F)

Net asset value, end of period	$12.90		$12.32	$12.30	$13.40	$10.93	$9.95

Total return (C)	5.65	% (D)	0.54%	(4.37)%	25.26%	12.92%	(0.47	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,305		$6,795	$6,962	$6,072	$3,045	$1,025
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	2.42	% (E)	2.45%	2.39%	2.52%	2.80%	4.29	% (E)
Expenses, net waiver and reimbursement (H)	2.30	% (E)	2.30%	2.30%	2.30%	2.30%	2.30	% (E)
Net investment income (loss), before waiver and reimbursement (H)(I)	(0.50	)% (E)	0.62%	0.62%	0.20%	0.98%	(1.24	)% (E)
Net investment income (loss), net waiver and reimbursement (H)(I)	(0.38	)% (E)	0.77%	0.71%	0.42%	1.48%	0.75	% (E)
Portfolio turnover rate	14	% (D)	26%	33%	50%	28%	25	% (D)

(A)	Catalyst/MAP Global Capital Appreciation Fund Class A and C shares commenced operations on July 29, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2012, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the
	Six Months		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$12.45		$12.44	$13.56	$13.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04		0.25	0.28	0.02
Net realized and unrealized gain (loss) on investments	0.74		(0.07)	(0.74)	0.06
Total from investment operations	0.78		0.18	(0.46)	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.17)	(0.15)	—
From net realized gains on investments	(0.07)		—	(0.51)	—
Total distributions	(0.24)		(0.17)	(0.66)	—

Net asset value, end of period	$12.99		$12.45	$12.44	$13.56

Total return (C)	6.24	% (D)	1.56%	(3.33)%	0.59	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,339		$1,320	$455	$136
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.42	% (E)	1.45%	1.39%	1.81	% (E)
Expenses, net waiver and reimbursement (F)	1.25	% (E)	1.25%	1.25%	1.25	% (E)
Net investment income, before waiver and reimbursement (F)(G)	0.52	% (E)	1.89%	2.04%	1.40	% (E)
Net investment income, net waiver and reimbursement (F)(G)	0.69	% (E)	2.06%	2.18%	1.96	% (E)
Portfolio turnover rate	14	% (D)	26%	33%	50	% (D)

(A)	Catalyst/MAP Global Capital Appreciation Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst MLP & Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the
	Six Months		Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$6.31		$9.93		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.13		0.32		0.08
Net realized and unrealized gain (loss) on investments	1.34		(3.30	) (F)	0.09	(F)
Total from investment operations	1.47		(2.98)		0.17

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.29)		(0.09)
From net realized gains on investments	—		—		—
From paid in capital	—		(0.35)		(0.15)
Total distributions	(0.32)		(0.64)		(0.24)

Net asset value, end of period	$7.46		$6.31		$9.93

Total return (C)	23.97	% (D)	(29.05)%		1.58	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$40,205		$22,775		$7,906
Ratios to average net assets
Expenses, before waiver and reimbursement	1.70	% (E)	2.03%		3.41	% (E)
Expenses, net waiver and reimbursement	1.65	% (E)	1.65%		1.65	% (E)
Net investment income (loss), before waiver and reimbursement	3.57	% (E)	5.00%		(0.30	)% (E)
Net investment income, net waiver and reimbursement	3.62	% (E)	5.40%		1.46	% (E)
Portfolio turnover rate	20	% (D)	96%		11	% (D)

	Class C (A)
	For the		For the		For the
	Six Months		Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$6.32		$9.93		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.10		0.26		0.04
Net realized and unrealized gain (loss) on investments	1.34		(3.27	) (F)	0.10	(F)
Total from investment operations	1.44		(3.01)		0.14

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.26)		(0.06)
From paid in capital	—		(0.34)		(0.15)
Total distributions	(0.30)		(0.60)		(0.21)

Net asset value, end of period	$7.46		$6.32		$9.93

Total return (C)	23.35	% (D)	(29.44)%		1.35	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$13,131		$6,204		$1,278
Ratios to average net assets (including dividend and interest expense)
Expenses, before waiver and reimbursement	2.45	% (E)	2.78%		4.16	% (E)
Expenses, net waiver and reimbursement	2.40	% (E)	2.40%		2.40	% (E)
Net investment income (loss), before waiver and reimbursement	2.77	% (E)	4.24%		(1.03	)% (E)
Net investment income, net waiver and reimbursement	2.82	% (E)	4.62%		0.73	% (E)
Portfolio turnover rate	20	% (D)	96%		11	% (D)

(A)	The Catalyst/MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst MLP & Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the		For the
	Six Months		Year Ended		Period Ended
	December 31, 2016		June 30, 2016		June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$6.32		$9.94		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.13		0.32		0.09
Net realized and unrealized gain (loss) on investments	1.35		(3.28	) (F)	0.09	(F)
Total from investment operations	1.48		(2.96)		0.18

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.30)		(0.09)
From paid in capital	—		(0.36)		(0.15)
Total distributions	(0.33)		(0.66)		(0.24)

Net asset value, end of period	$7.47		$6.32		$9.94

Total return (C)	24.07	% (D)	(28.86)%		1.76	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$57,240		$22,187		$6,253
Ratios to average net assets
Expenses, before waiver and reimbursement	1.45	% (E)	1.78%		3.16	% (E)
Expenses, net waiver and reimbursement	1.40	% (E)	1.40%		1.40	% (E)
Net investment income (loss), before waiver and reimbursement	3.57	% (E)	5.08%		(0.03	)% (E)
Net investment income, net waiver and reimbursement	3.62	% (E)	5.46%		1.73	% (E)
Portfolio turnover rate	20	% (D)	96%		11	% (D)

(A)	The Catalyst/MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower. (D) Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015,

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2016	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following nine series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Small-Cap Insider Buying (“Small-Cap Insider”)		Long-term capital appreciation
Catalyst Insider Buying (“Insider Buying”)		Long-term capital appreciation
Catalyst IPOx Allocation (“IPOx Allocation”)		Capital appreciation
Catalyst Dynamic Alpha (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation
Catalyst/EquityCompass Buyback Strategy (“Buyback Strategy”)		Long-term capital appreciation
Catalyst/Groesbeck Growth of Income (“Growth of Income”)	Groesbeck Investment Management Corp. (“GIM”)	Current income that increases over time, and as a secondary objective, capital appreciation.
Catalyst/Lyons Tactical Allocation (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Total return from long-term capital appreciation and current income with low volatility while attempting to minimize downside risk from significant market drawdowns
Catalyst/MAP Global Equity (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst MLP & Infrastructure (“MLP & Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation

The Funds are non-diversified except Catalyst Insider Buying Fund, Catalyst/Groesbeck Growth of Income Fund and Catalyst/MAP Global Equity Fund which are diversified.

Currently, all Funds offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider

Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$24,738,328	$—	$—	$24,738,328
Short-Term Investments	208,691	—	—	208,691
Total Assets	$24,947,019	$—	$—	$24,947,019

Insider Buying

Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$86,842,085	$—	$—	$86,842,085
Short-Term Investments	2,646,461	—	—	2,646,461
Total Assets	$89,488,546	$—	$—	$89,488,546

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

IPOx Allocation

Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$328,274	$—	$—	$328,274
Exchange Traded Funds	40,598	—	—	40,598
Short-Term Investments	39,690	—	—	39,690
Total Assets	$408,562	$—	$—	$408,562

Dynamic Alpha

Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$164,496,870	$—	$—	$164,496,870
Short-Term Investments	4,140,872	—	—	4,140,872
Total Assets	$168,637,742	$—	$—	$168,637,742

Buyback Strategy

Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$10,310,263	$—	$—	$10,310,263
Short-Term Investments	498,841	—	—	498,841
Total Assets	$10,809,104	$—	$—	$10,809,104

Growth of Income

Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$6,323,771	$—	$—	$6,323,771
Total Assets	$6,323,771	$—	$—	$6,323,771

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Tactical Allocation

Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$98,924,534	$—	$—	$98,924,534
Short-Term Investments	2,407,644	—	—	2,407,644
Total Assets	$101,332,178	$—	$—	$101,332,178

Global Equity

Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$31,239,783	$—	$—	$31,239,783
Mutual Funds	575,790	—	—	575,790
Short-Term Investments	2,760,132	—	—	2,760,132
Total Assets	$34,575,705	$—	$—	$34,575,705
Liabilities(a,b)
Call Options Written	$214,130	$—	$—	$214,130
Total Liabilities	$214,130	$—	$—	$214,130

MLP & Infrastructure

Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$110,169,463	$—	$—	$110,169,463
Total Assets	$110,169,463	$—	$—	$110,169,463

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	There were no transfers into or out of Level 1 and Level 2 during the period. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b) Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options). For the six months ended December 31, 2016 Global Equity invested in options.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

A summary of option contracts written during the six months ended December 31, 2016, were as follows:

Global Equity	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	275	$34,913
Options written	165	10,858
Options covered	—	—
Options exercised	—	—
Options expired	—	—
Options outstanding, end of period	440	$45,771

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2016, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Global Equity
	Call options written	Equity	Options written	$(214,130)

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2016, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Equity
	Options written	Equity	Net realized gain on options written	$(4,376)
	Options written	Equity	Net change in unrealized depreciation on options written	(165,047)
			Totals	$(169,423)

The notional value of derivative instruments outstanding as of December 31, 2016 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2016:

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

				Gross Amounts of Assets Presented in the
				Statement of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Liabilities		Pledged		Pledged	Assets
Global Equity
Description of Liability:
Options Written Contracts	Pershing	$214,130	(1)	$214,130	(2)	$—	$—
Total		$214,130		$214,130		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c) Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d) Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six month ended December 31, 2016, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations and Consolidated Statements of Operations. As of December 31, 2016, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2013-2016 for the Funds) or expected to be taken in 2017 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e) Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f) The MLP & Infrastructure Fund typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

g) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Small-Cap Insider	Annually	Annually
Insider Buying	Annually	Annually
IPOx Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually
Buyback Strategy	Annually	Annually
Growth of Income	Quarterly	Annually
Global Equity	Annually	Annually
MLP & Infrastructure	Monthly	Annually

j) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k) Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l) Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Small-Cap Insider, Insider Buying, IPOx Allocation, Dynamic Alpha, Buyback Strategy, Growth of Income, Tactical Allocation, Global Equity, and MLP & Infrastructure. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2016, there were CDSC fees of $8,387 paid by shareholders of the Global Equity to the Manager. There were no CDSC fees paid by the shareholders of IPOx Allocation, Buyback Strategy, Growth of Income, Tactical Allocation and MLP & Infrastructure.

m) Security Loans - The Small-Cap Insider and the Buyback Strategy have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, and retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

required or return the securities when due resulting in a loss. Under the terms of the Securities Lending Agreement, each Fund is indemnified for such losses by the securities lending agent.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2016, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Small-Cap Insider	$55,796,768	$70,594,227
Insider Buying	85,470,171	139,953,647
IPOx Allocation	279,071	177,800
Dynamic Alpha	112,215,349	101,833,577
Buyback Strategy	72,419,966	75,046,045
Growth of Income	6,943,053	18,387,861
Tactical Allocation	39,131,865	51,346,808
Global Equity	5,064,449	4,098,316
MLP & Infrastructure	59,999,675	14,614,339

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

For the six months ended December 31, 2016, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

						Management
						Fees Waived/	Recapture Expires
	Management	Expense Limitation				Expenses	June 30,
Fund	Agreement	Cl A	Cl C	ClI	Expires	Reimbursed	2017	2018	2019
Small-Cap Insider	1.25%	1.75%	2.50%	1.50%	10/31/2017	$43,174	$187,134	$102,194	$81,912
Insider Buying	1.00%	1.50%	2.25%	1.25%	10/31/2017	—	13,983	—	—
IPOx Allocation	1.50%	1.99%	2.74%	1.74%	10/31/2017	52,153	—	—	52,153
Dynamic Alpha	1.00%	1.35%	2.10%	1.10%	10/31/2017	245,721	56,685	133,692	245,721
Buyback Strategy	1.00%	1.50%	2.25%	1.25%	10/31/2017	35,862	38,309	73,567	70,812
Growth of Income	1.00%	1.35%	2.10%	1.10%	10/31/2017	34,555	25,265	23,308	57,470
Tactical Allocation	1.25%	1.50%	2.25%	1.25%	10/31/2017	140,813	154,771	298,782	309,686
Global Equity	1.00%	1.55%	2.30%	1.25%	10/31/2017	20,492	41,616	29,826	43,565
MLP & Infrastructure	1.25%	1.65%	2.40%	1.40%	10/31/2017	20,469	—	51,372	86,597

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $500 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The Lead independent Trustee receives an additional $150 per quarter per Fund. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Catalyst Mutuals Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutuals Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2016 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable.”

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the six months ended December 31, 2016, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Small-Cap Insider	$20,407	$29,220
Insider Buying	82,425	141,318
IPOx Allocation(1)	164	22
Dynamic Alpha	126,877	148,272
Buyback Strategy	5,253	23,424
Growth of Income	8,046	2,038
Tactical Allocation	68,457	161,947
Global Equity	29,094	35,563
MLP & Infrastructure	39,201	45,069

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2016 and June 30, 2015 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
Catalyst Small-Cap Insider Buying Fund	$259,065	$—	$—	$259,065
Catalyst Insider Buying Fund	—	—	—	—
Catalyst IPOx Allocation Fund	—	—	—	—
Catalyst Dynamic Alpha Fund	—	2,373,928	—	2,373,928
Catalyst/EquityCompass Buyback Strategy Fund	56,021	—	—	56,021
Catalyst/Groesbeck Growth of Income Fund	434,726	1,268,909	—	1,703,635
Catalyst/Lyons Tactical Allocation Fund	8,502,415	1,935,909	—	10,438,324
Catalyst/MAP Global Equity Fund	287,241	—	—	287,241
Catalyst MLP & Infrastructure Fund	645,891	—	1,966,480	2,612,371

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2015	Income	Capital Gains	Capital	Total
Catalyst Small-Cap Insider Buying Fund	$97,283	$—	$—	$97,283
Catalyst Insider Buying Fund	15,971,181	60,427	292,450	16,324,058
Catalyst IPOx Allocation Fund	—	—	—	—
Catalyst Dynamic Alpha Fund	1,208,613	3,802,028	—	5,010,641
Catalyst/EquityCompass Buyback Strategy Fund	607,511	—	—	607,511
Catalyst/Groesbeck Growth of Income Fund	510,731	555,700	—	1,066,431
Catalyst/Lyons Tactical Allocation Fund	6,506,052	1,040,118	—	7,546,170
Catalyst/MAP Global Equity Fund	854,938	901,370	—	1,756,308
Catalyst MLP & Infrastructure Fund	41,713	—	156,573	198,286

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

As of June 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Catalyst Small-Cap Insider Buying Fund	$137,459	$—	$(8,343,314)	$(29,372,012)	$—	$2,297,018	$(35,280,849)
Catalyst Insider Buying Fund	—	—	(28,368,041)	(14,066,472)	—	4,837,201	(37,597,312)
Catalyst IPOx Allocation Fund	—	—	(24,826)	(630)	—	27,707	2,251
Catalyst Dynamic Alpha Fund	—	—	(8,469,844)	(2,082,442)	—	22,516,470	11,964,184
Catalyst/EquityCompass Buyback Strategy Fund	18,500	—	—	(877,725)	—	(184,020)	(1,043,245)
Catalyst/Groesbeck Growth of Income Fund	—	682,758	—	—	—	1,638,557	2,321,315
Catalyst/Lyons Tactical Allocation Fund	1,158,135	—	(1,338,723)	(7,535,534)	—	(648,390)	(8,364,512)
Catalyst/MAP Global Equity Fund	310,786	174,020	—	—	—	663,136	1,147,942
Catalyst MLP & Infrastructure Fund	—	—	(848,135)	(461,302)	—	2,011,632	702,195

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from corporations, mark-to-market on 1256 contracts, open forward foreign contracts and passive foreign investment companies, and adjustments for real estate investment trusts, bonds, partnerships, business development companies and the Funds’ wholly-owned subsidiaries. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and the Funds’ wholly-owned subsidiaries.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Catalyst Insider Buying Fund	$480,785
Catalyst IPOx Allocation Fund	8,478
Catalyst Dynamic Alpha Fund	200,614

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Catalyst Small-Cap Insider Buying Fund	$8,345,765
Catalyst Insider Buying Fund	27,887,255
Catalyst IPOx Allocation Fund	23,608
Catalyst Dynamic Alpha Fund	8,269,230
Catalyst/EquityCompass Buyback Strategy Fund	—
Catalyst/Groesbeck Growth of Income Fund	—
Catalyst/Lyons Tactical Allocation Fund	1,338,723
Catalyst/MAP Global Equity Fund	—
Catalyst MLP & Infrastructure Fund	848,135

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized. At June 30, 2016, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring	Non-Expiring	Non-Expiring
	6/30/2017	Short-Term	Long-Term	Total
Catalyst Small-Cap Insider Buying Fund	$257,132	$24,446,752	$4,665,677	$29,369,561
Catalyst Insider Buying Fund	—	12,911,370	1,155,102	14,066,472
Catalyst IPOx Allocation Fund	—	630	—	630
Catalyst Dynamic Alpha Fund	—	2,082,442	—	2,082,442
Catalyst/EquityCompass Buyback Strategy Fund	—	877,725	—	877,725
Catalyst/Groesbeck Growth of Income Fund	—	—	—	—
Catalyst/Lyons Tactical Allocation Fund	—	6,786,995	748,539	7,535,534
Catalyst/MAP Global Equity Fund	—	—	—	—
Catalyst MLP & Infrastructure Fund	—	461,299	3	461,302

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclassification of ordinary and capital gain distributions, paydowns and net operating losses, and adjustments for real estate investment trusts, passive foreign investment companies, partnerships, C-Corporations, non-deductible expense and the capitalization of in lieu of dividend payments, resulted in reclassification for the following Funds for the year ended June 30, 2016, as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)
Catalyst Small-Cap Insider Buying Fund	$—	$(62,531)	$62,531
Catalyst Insider Buying Fund	(2,032,977)	1,540,586	492,391
Catalyst IPOx Allocation Fund	(498)	406	92
Catalyst Dynamic Alpha Fund	(153,802)	86,928	66,874
Catalyst/Equity Compass Buyback Strategy Fund	—	(76,955)	76,955
Catalyst/Groesbeck Growth and Income	—	(10,029)	10,029
Catalyst/Lyons Tactical Allocation Fund	—	(1,405)	1,405
Catalyst/Map Global Equity Fund	—	(638)	638
Catalyst MLP & Infrastructure Fund	—	(94,149)	94,149

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2016, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	IPOx	MLP &
Owner	Buying	Allocation	Infrastructure
David Miller		33%
Jerry Szilagyi & Isobel Szilagyi		33%
LPL Financial, LLC(1)	27%		34%
UBS WM USA	26%

(1) These owners are comprised of multiple investors and accounts.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2016	SEMI-ANNUAL REPORT

(6)	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

(7)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Consideration and Renewalof Management Agreement Between Catalyst Capital Advisors, LLC (“Catalyst”) and Mutual Fund Series Trust with respect to Catalyst MLP & Infrastructure Fund (the “Fund”)

In connection with a regular meeting held on November 16, 2016, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement between the Trust and Catalyst, with respect to MLP & Infrastructure Fund (the “Fund”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Catalyst.

Nature, Extent & Quality of Services. The Trustees reviewed the materials provided by the advisor noting that the advisor continues to invest in the firm through increasing the personnel to provide support to the Fund. They considered the benefits provided to shareholders through the advisor’s relationship with a skilled sub-advisor. The Trustees considered the advisor’s extensive monitoring of the sub-advisor, investment criteria, including diversification requirements and investment restrictions. The Trustees concluded that they were pleased with the quality of services provided by the advisor.

Performance. The Trustees considered the Fund’s performance over the one year and since inception (12/22/2014) periods for the Fund. They noted the Fund outperformed the peer group, Morningstar category and benchmark index over both periods. The Trustees concluded that the Fund’s performance was acceptable and in line with expectations.

Fees and Expenses. The Trustees noted the Fund charges an advisory fee of 1.25% which is higher than the average fee charged by both the peer group and Morningstar category funds but within the range of fees of both. They considered that the Fund provides shareholders access to a unique strategy without the tax implications of investing directly in MLPs. After discussion, the Trustees concluded that the advisory fee was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the advisor and considered whether the advisor had realized a reasonable level of profitability in connection with its relationship with the Fund. They considered that the advisor’s profit in terms of actual dollars was relatively low in light of the services provided. The Trustee concluded that excessive profitability was not a concern at this time.

Economies of Scale. As to economies of scale, the Trustees noted that the advisory agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that Catalyst continues to reimburse expenses and waive a portion of its fees. They agreed to revisit the matter of breakpoints as the Fund’s assets continue to grow and realizes meaningful growth. The Trustees concluded that the absence of breakpoints at this time was acceptable.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the advisory agreement is in the best interests of the shareholders of the = Fund.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and SL Advisors, LLC (“SLA”) with respect to the Catalyst MLP & Infrastructure Fund (the “Fund”).

In connection with a regular meeting held on November 16, 2016, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and SLA (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by SLA.

Nature, Extent & Quality of Services. The Trustees reviewed the materials provided by the sub-advisor noting the expertise of the sub-advisor in maintaining compliance with Fund limitations on MLP investments. The Trustees noted that the advisor reported a strong working relationship with the sub-advisor. The Trustees agreed that they continue to be impressed with the sub-advisor management team. They noted the sub-advisor reported no material compliance issues. The Trustees concluded that the sub-advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services provided by the sub-advisor were satisfactory.

Performance. The Trustees considered the Fund’s performance over the one year and since inception (12/22/2014) periods for the Fund. They noted the Fund outperformed the peer group, Morningstar category and benchmark index over both periods. They considered the sub-advisor’s contributions to the Fund’s returns and noted that the advisor is satisfied with the performance of the sub-advisor. The Trustees concluded that the sub-advisor’s performance was acceptable and in line with expectations.

Fees and Expenses. The Trustees noted the sub-advisor receives a fee of 50% of the net advisory fee (maximum 0.625% annually) in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to these fees. The Trustees discussed the overall fee structure noting they were gratified that the advisor was able to negotiate a favorable fee structure with the sub-advisor for shareholders. They concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-advisor and discussed whether the sub-advisor was excessively profitable in connection with its relationship with the Fund. They noted the sub-advisor estimated a net loss during the current fiscal year related to its services to the Fund. After further discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Fund.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Cookson Pierce & Co., Inc. (“Cookson”) with respect to the Catalyst Dynamic Alpha Fund (the “Fund”).

In connection with a regular meeting held on November 16, 2016, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and Cookson (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Cookson.

Nature, Extent & Quality of Services. The Trustees reviewed the materials provided by the sub-advisor. They noted the sub-advisor’s strong investment team with significant industry experience. They agreed that the sub-advisor has cultivated a culture of compliance. The Trustees discussed the allocation of responsibilities between the advisor and sub-advisor noting that the sub-advisor is responsible for portfolio management and trading as well as certain compliance monitoring and Trustee reporting. They noted the sub-advisor is undergoing an SEC exam. After further discussion, the Trustees concluded that the sub-advisor continues to provide services in line with the Trustees’ expectations.

Performance. The Trustees reviewed the Fund’s performance noting the strong returns over the one year and since inception (12/22/11) periods. They noted that the Fund has been rated as “5 stars” by Morningstar in every month since receiving its initial 3 year rating, and is currently in the top 1% of its category. The Trustees agreed that the sub-advisor’s performance was impressive.

Fees & Expenses. The Trustees noted the sub-advisor receives a fee of 50% of the net advisory fee (or a maximum fee of 0.50% annually) in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to these fees. They concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor. They acknowledged that the sub-advisor had realized a profit in connection with its relationship with the Fund, but agreed that such profit was reasonable in terms of actual dollars. The Trustees agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Fund.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Choice Financial Partners, Inc. d/b/a Equity Compass Strategies (“Equity Compass”) with respect to the Catalyst/Equity Compass Buyback Strategies Fund (the “Fund”).

In connection with a regular meeting held on November 16, 2016, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and Equity Compress (the “Sub-Advisory Agreement”),with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Lyons.

Nature, Extent & Quality of Services. The Trustees considered the consistency in sub-advisor personnel and the firm’s commitment to risk mitigation. They noted the sub-advisor reported no material compliance or regulatory matters, and acknowledged that the Trust CCO has reported that his on-site visits to the sub-advisor demonstrate a strong compliance program. They considered the good working relationship between the advisor and sub-advisor. After discussion, the Trustees concluded that the sub-advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services provided by the sub-advisor were satisfactory.

Performance. The Trustees noted that recent performance was quite strong with sub-advisor’s returns outperforming the benchmark for the one year period but acknowledged that the Fund’s since inception (12/31/13) performance was not as strong. The Trustees agreed that the Fund’s recent returns were promising and concluded that overall performance was not unreasonable.

Fees & Expenses. The Trustees noted the sub-advisor receives a fee of 40% of the net advisory fee (with a maximum fee of 0.50% annually) in connection with its relationship with the Fund. They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to these fees. They concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor and considered whether the level of profit was excessive. They noted that the sub-advisor realized a net loss in connection with its relationship with the Fund, and agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the shareholders of the Fund.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Lyons Wealth Management Corp. (“Lyons”) with respect to the Catalyst Lyons Tactical Allocation Fund (the “Fund”).

In connection with a regular meeting held on November 16, 2016, the Board of Trustees (the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a Sub-Advisory Agreement between Catalyst and Lyons (the “Sub-Advisory Agreement”), with respect to the Fund.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Lyons.

Nature, Extent and Quality of Services. The Trustees discussed the sub-advisor’s skills and expertise noting the use of a proprietary model in the management of and security selection for the Fund by the sub-advisor. They noted that the sub-advisor is responsible for executing trades, and develops and maintains investment parameters for the Fund. They acknowledged that the advisor has reported a strong working relationship with the sub-advisor. The Trustees concluded that the nature, overall quality and extent of the management services provided by the sub-advisor were satisfactory.

Performance. The Trustees noted that the sub-advisor underperformed for the 1 year period, but provided returns in line with its Morningstar category for the 3 year period and outperformed for the since inception (7/2/2012) period. The Trustees noted that the Fund recently won an award naming it first in its category by Lipper. They considered the representation of the sub-advisor that with a full market cycle the Fund’s performance could show even greater success if the tactical nature of the strategy is fully implemented. The Trustees concluded that the performance was reasonable.

Fees and Expenses. The Trustees noted the sub-advisor receives a fee of 50% of the net advisory fee in connection with its relationship with the Fund (for a maximum fee of 0.625% annually). They reviewed the fees charged by the sub-advisor to other clients noting that the fee compares favorably to these fees. The Trustees discussed the overall fee structure noting the sub-advisor earned a net sub-advisory fee after waivers of 0.015% during the prior year. They concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-advisor and considered whether the level of profit was excessive. They noted that the sub-advisor realized a net loss in connection with its relationship with the Fund, and agreed that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees considered whether the sub-advisor had realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the sub-advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the sub-advisory agreement was in the best interests of the shareholders of the Fund.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/16) and held for the entire period through 12/31/16.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/16	Value 12/31/16	During Period *	Value 12/31/16	During Period *

Catalyst Small Cap Insider Buying Fund - Class A	1.75%	$1,000.00	$1,138.60	$9.43	$1,016.38	$8.89
Catalyst Small Cap Insider Buying Fund - Class C	2.50%	1,000.00	1,133.70	13.45	1,012.60	12.68
Catalyst Small Cap Insider Buying Fund - Class I	1.50%	1,000.00	1,139.80	8.09	1,017.64	7.63
Catalyst Insider Buying Fund - Class A	1.50%	1,000.00	1,083.60	7.88	1,017.64	7.63
Catalyst Insider Buying Fund - Class C	2.25%	1,000.00	1,078.90	11.79	1,013.86	11.42
Catalyst Insider Buying Fund - Class I	1.25%	1,000.00	1,084.70	6.57	1,018.90	6.36
Catalyst IPOx Allocation Fund - Class A	1.99%	1,000.00	1,143.30	10.75	1,015.17	10.11
Catalyst IPOx Allocation Fund - Class C	2.74%	1,000.00	1,138.30	14.77	1,011.39	13.89
Catalyst IPOx Allocation Fund - Class I	1.74%	1,000.00	1,145.10	9.41	1,016.43	8.84
Catalyst Dynamic Alpha Fund - Class A	1.35%	1,000.00	1,071.30	7.05	1,018.40	6.87
Catalyst Dynamic Alpha Fund - Class C	2.10%	1,000.00	1,067.80	10.95	1,014.62	10.66
Catalyst Dynamic Alpha Fund - Class I	1.10%	1,000.00	1,072.80	5.75	1,019.66	5.60
Catalyst/EquityCompass Buyback Strategy Fund - Class A	1.50%	1,000.00	1,139.70	8.09	1,017.64	7.63
Catalyst/EquityCompass Buyback Strategy Fund - Class C	2.25%	1,000.00	1,134.30	12.10	1,013.86	11.42
Catalyst/EquityCompass Buyback Strategy Fund - Class I	1.25%	1,000.00	1,141.10	6.75	1,018.90	6.36
Catalyst/Groesbeck Growth of Income Fund - Class A	1.35%	1,000.00	1,061.20	7.01	1,018.40	6.87
Catalyst/Groesbeck Growth of Income Fund - Class C	2.10%	1,000.00	1,057.30	10.89	1,014.62	10.66
Catalyst/Groesbeck Growth of Income Fund - Class I	1.10%	1,000.00	1,063.70	5.72	1,019.66	5.60
Catalyst/Lyons Tactical Allocation Fund - Class A	1.50%	1,000.00	1,113.90	7.99	1,017.64	7.63
Catalyst/Lyons Tactical Allocation Fund - Class C	2.25%	1,000.00	1,109.80	11.97	1,013.86	11.42
Catalyst/Lyons Tactical Allocation Fund - Class I	1.25%	1,000.00	1,115.30	6.66	1,018.90	6.36
Catalyst/MAP Global Equity Fund - Class A	1.55%	1,000.00	1,060.70	8.05	1,017.39	7.88
Catalyst/MAP Global Equity Fund - Class C	2.30%	1,000.00	1,056.50	11.92	1,013.61	11.67
Catalyst/MAP Global Equity Fund - Class I	1.25%	1,000.00	1,062.40	6.50	1,018.90	6.36
Catalyst MLP & Infrastructure Fund - Class A	1.65%	1,000.00	1,239.70	9.31	1,016.89	8.39
Catalyst MLP & Infrastructure Fund - Class C	2.40%	1,000.00	1,233.50	13.51	1,013.11	12.18
Catalyst MLP & Infrastructure Fund - Class I	1.40%	1,000.00	1,240.70	7.91	1,018.15	7.12

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

MUTUAL FUND SERIES TRUST
17605 Wright Street, Suite 2
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 9, 2017